UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund:  BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

Quantitative Master Series LLC

Master Small Cap Index Series

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.7%
AGL Energy Ltd.	443,063	$8,135,799
Alumina Ltd.	1,599,717	2,772,284
Amcor Ltd.	789,239	9,439,580
AMP Ltd.	1,951,865	7,411,759
APA Group (a)	832,882	5,463,598
Aristocrat Leisure Ltd.	370,239	6,115,440
ASX Ltd.	135,522	5,585,712
Aurizon Holdings Ltd.	1,242,881	4,789,550
AusNet Services	1,362,477	1,807,952
Australia & New Zealand Banking Group Ltd.	1,980,550	46,134,098
Bank of Queensland Ltd.	245,465	2,504,950
Bendigo & Adelaide Bank Ltd.	312,490	2,853,084
BGP Holdings PLC (b)	783,183	9
BHP Billiton Ltd.	2,178,223	44,173,891
BlueScope Steel Ltd.	396,435	3,424,608
Boral Ltd.	880,837	4,696,553
Brambles Ltd.	1,044,890	7,395,772
Caltex Australia Ltd.	169,356	4,273,090
Challenger Ltd.	400,538	3,926,179
CIMIC Group Ltd.	74,710	2,596,299
Coca-Cola Amatil Ltd.	351,615	2,134,323
Cochlear Ltd.	38,265	4,786,348
Commonwealth Bank of Australia	1,165,308	69,001,617
Computershare Ltd.	331,169	3,767,795
Crown Resorts Ltd.	281,972	2,507,243
CSL Ltd.	305,596	32,171,046
Dexus	692,257	5,165,900
Domino’s Pizza Enterprises Ltd. (c)	43,030	1,550,289
Flight Centre Travel Group Ltd.	32,208	1,139,910
Fortescue Metals Group Ltd.	998,338	4,043,010
Goodman Group	1,196,770	7,748,565
GPT Group	1,162,201	4,528,730
Harvey Norman Holdings Ltd.	367,765	1,121,776
Healthscope Ltd.	1,359,653	1,784,850
Incitec Pivot Ltd.	1,055,358	2,989,960
Insurance Australia Group Ltd.	1,567,128	7,848,778
Lend Lease Group (a)	368,317	5,189,306
Macquarie Group Ltd.	224,714	16,088,621
Medibank Pvt Ltd.	1,953,672	4,482,466
Mirvac Group	2,490,284	4,479,735
National Australia Bank Ltd.	1,818,755	45,092,213
Newcrest Mining Ltd.	517,344	8,515,357
Oil Search Ltd.	907,142	5,004,942
Orica Ltd.	257,479	4,007,903
Origin Energy Ltd. (d)	1,221,822	7,195,621
Qantas Airways Ltd.	359,705	1,647,565
QBE Insurance Group Ltd.	895,638	7,060,819
Ramsay Health Care Ltd.	93,520	4,575,856
REA Group Ltd.	40,018	2,107,895
Rio Tinto Ltd.	292,690	15,341,319
Santos Ltd. (d)	1,249,613	3,962,660
Scentre Group	3,519,988	10,865,922

Common Stocks	Shares	Value
Australia (continued)
Seek Ltd.	226,925	$2,962,989
Sonic Healthcare Ltd.	271,891	4,467,935
South32 Ltd.	3,582,909	9,269,003
Stockland	1,669,556	5,638,249
Suncorp Group Ltd.	869,962	8,932,803
Sydney Airport (a)	721,816	4,031,001
Tabcorp Holdings Ltd.	552,210	1,851,093
Tatts Group Ltd.	903,034	2,825,134
Telstra Corp. Ltd.	2,752,006	7,539,004
TPG Telecom Ltd.	244,536	936,121
Transurban Group (a)	1,362,312	12,721,672
Treasury Wine Estates Ltd.	487,994	5,249,724
Vicinity Centres	2,330,012	4,866,575
Wesfarmers Ltd.	767,602	24,919,071
Westfield Corp.	1,324,293	8,153,762
Westpac Banking Corp.	2,286,671	57,517,822
Woodside Petroleum Ltd.	514,802	11,787,974
Woolworths Ltd.	877,887	17,385,471

		662,463,950
Austria — 0.3%
Andritz AG	51,160	2,956,745
Erste Group Bank AG (d)	196,771	8,501,506
OMV AG	105,778	6,166,879
Raiffeisen Bank International AG (d)	101,467	3,400,911
Voestalpine AG	84,777	4,323,041

		25,349,082
Belgium — 1.1%
Ageas	132,590	6,236,200
Anheuser-Busch InBev SA	518,374	61,964,987
Colruyt SA	39,052	2,000,948
Groupe Bruxelles Lambert SA	52,605	5,537,315
KBC Group NV	165,843	14,070,100
Proximus	100,559	3,466,659
Solvay SA	49,898	7,459,680
Telenet Group Holding NV (d)	38,261	2,532,616
UCB SA	83,584	5,956,883
Umicore SA	64,760	5,361,198

		114,586,586
Denmark — 1.8%
A.P. Moeller — Maersk A/S, Class A	2,489	4,582,156
A.P. Moeller — Maersk A/S, Class B	4,482	8,534,008
Carlsberg A/S, Class B	72,699	7,977,544
Chr Hansen Holding A/S	65,378	5,612,213
Coloplast A/S, Class B	80,674	6,559,280
Danske Bank A/S	501,241	20,086,512
DONG Energy A/S (e)	113,212	6,489,569
DSV A/S	125,755	9,526,696
Genmab A/S (d)	41,118	9,093,029
H Lundbeck A/S	47,953	2,772,260

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Denmark (continued)
ISS A/S	124,805	$5,031,663
Novo Nordisk A/S, Class B	1,252,636	60,225,147
Novozymes A/S, Class B	154,544	7,938,559
Pandora A/S	75,542	7,469,005
TDC A/S	498,608	2,924,118
Tryg A/S	69,538	1,607,811
Vestas Wind Systems A/S	146,031	13,126,102
William Demant Holding A/S (d)	85,086	2,249,555

		181,805,227
Finland — 1.0%
Elisa OYJ	98,555	4,245,701
Fortum OYJ	322,454	6,443,269
Kone OYJ, Class B	236,907	12,558,271
Metso OYJ	80,623	2,958,913
Neste OYJ	82,649	3,612,129
Nokia OYJ	3,953,725	23,755,967
Nokian Renkaat OYJ	81,475	3,625,434
Orion OYJ, Class B	68,199	3,166,628
Sampo OYJ, Class A	294,526	15,587,629
Stora Enso OYJ, Class R	394,201	5,576,037
UPM-Kymmene OYJ	352,769	9,571,015
Wartsila OYJ	97,205	6,881,709

		97,982,702
France — 10.3%
Accor SA	123,430	6,138,605
Aeroports de Paris	17,877	2,889,907
Air Liquide SA	260,379	34,723,028
Airbus SE	397,551	37,844,919
Alstom SA	98,408	4,181,170
Arkema SA	45,664	5,603,058
AtoS SE	65,033	10,087,137
AXA SA	1,305,003	39,453,017
BNP Paribas SA	764,099	61,644,261
Bollore SA	612,124	3,060,987
Bouygues SA	142,676	6,772,952
Bureau Veritas SA	173,294	4,472,261
Capgemini SE	106,737	12,512,197
Carrefour SA	375,752	7,585,415
Casino Guichard-Perrachon SA	35,916	2,130,080
Cie Generale des Etablissements Michelin	118,533	17,294,142
CNP Assurances	130,820	3,066,843
Compagnie de Saint-Gobain	336,500	20,048,681
Credit Agricole SA	795,790	14,486,650
Danone SA	398,562	31,304,590
Dassault Aviation SA	1,684	2,724,893
Dassault Systemes SA	87,403	8,842,807
Edenred	156,519	4,254,933
Eiffage SA	49,882	5,165,953
Electricite de France SA	371,607	4,513,292
Engie SA	1,235,441	20,979,531

Common Stocks	Shares	Value
France (continued)
Essilor International SA	139,592	$17,300,687
Eurazeo	28,206	2,521,117
Eutelsat Communications SA	111,557	3,302,388
Fonciere Des Regions	21,213	2,203,926
Gecina SA	32,574	5,285,035
Groupe Eurotunnel SE, Registered Shares	290,043	3,496,580
Hermes International	20,739	10,463,423
ICADE	24,757	2,208,719
Iliad SA	17,875	4,751,237
Imerys SA	26,700	2,412,491
Ingenico Group SA	41,102	3,896,617
Ipsen SA	26,391	3,511,409
JCDecaux SA	49,182	1,843,896
Kering	51,345	20,454,179
Klepierre	149,748	5,881,584
L’Oreal SA	171,401	36,344,490
Lagardere SCA	79,738	2,671,254
Legrand SA	179,939	12,986,206
LVMH Moet Hennessy Louis Vuitton SE	190,401	52,633,924
Natixis SA	622,193	4,979,371
Orange SA	1,350,216	22,108,366
Pernod Ricard SA	141,159	19,527,143
Peugeot SA	349,697	8,324,597
Publicis Groupe SA	140,095	9,800,637
Remy Cointreau SA	14,784	1,751,303
Renault SA	117,229	11,518,617
Rexel SA	212,316	3,672,988
Safran SA	210,870	21,548,618
Sanofi	769,749	76,625,918
Schneider Electric SE (d)	386,960	33,696,872
SCOR SE	113,687	4,767,912
SEB SA	14,542	2,668,768
SES SA	234,018	5,123,108
Societe BIC SA	19,849	2,379,309
Societe Generale SA	519,048	30,416,942
Sodexo SA	61,737	7,696,185
Suez	243,312	4,442,602
Thales SA	74,749	8,465,355
TOTAL SA	1,599,185	85,867,335
Unibail-Rodamco SE	67,461	16,414,988
Valeo SA	158,433	11,755,858
Veolia Environnement SA	314,655	7,271,041
Vinci SA	338,350	32,147,683
Vivendi SA	700,424	17,744,401
Wendel SA	19,452	3,151,111
Zodiac Aerospace	142,456	4,118,599

		1,023,936,098
Germany — 9.3%
adidas AG	125,798	28,489,074
Allianz SE, Registered Shares	310,542	69,743,646

2	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Germany (continued)
Axel Springer SE	33,634	$2,163,240
BASF SE	617,087	65,742,117
Bayer AG, Registered Shares	561,462	76,697,563
Bayerische Motoren Werke AG	223,728	22,707,104
Bayerische Motoren Werke AG, Preference Shares	33,911	3,022,704
Beiersdorf AG	72,754	7,833,114
Brenntag AG	107,014	5,965,583
Commerzbank AG (d)	732,245	9,985,985
Continental AG	72,988	18,536,704
Covestro AG (e)	74,221	6,386,766
Daimler AG, Registered Shares	652,883	52,116,407
Deutsche Bank AG, Registered Shares	1,397,823	24,197,351
Deutsche Boerse AG	127,396	13,831,447
Deutsche Lufthansa AG, Registered Shares	154,972	4,309,597
Deutsche Post AG, Registered Shares	652,335	29,077,364
Deutsche Telekom AG, Registered Shares	2,232,887	41,697,602
Deutsche Wohnen AG, Bearer Shares	240,605	10,225,357
E.ON SE	1,496,792	16,968,291
Evonik Industries AG	115,708	4,136,858
Fraport AG Frankfurt Airport Services Worldwide	28,558	2,714,345
Fresenius Medical Care AG & Co. KGaA	149,030	14,570,114
Fresenius SE & Co. KGaA	280,046	22,647,295
Fuchs Petrolub SE, Preference Shares	49,154	2,910,910
GEA Group AG	127,912	5,823,003
Hannover Rueck SE	41,528	5,008,599
HeidelbergCement AG	98,981	10,186,098
Henkel AG & Co. KGaA	72,071	8,776,154
Henkel AG & Co. KGaA, Preference Shares	121,481	16,550,880
Hochtief AG	10,622	1,794,086
HUGO BOSS AG	41,347	3,648,344
Infineon Technologies AG	773,364	19,498,364
Innogy SE (e)	89,131	3,970,717
K+S AG, Registered Shares	131,922	3,596,232
KION Group AG	47,118	4,513,679
Lanxess AG	60,507	4,778,311
Linde AG	125,425	26,081,852
MAN SE	23,300	2,630,203
Merck KGaA	85,444	9,516,169
METRO AG (d)	111,591	2,358,843
Muenchener Rueckversicherungs AG, Registered Shares	105,045	22,482,361
OSRAM Licht AG	56,016	4,473,965

Common Stocks	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares	104,566	$6,690,321
ProSiebenSat.1 Media SE, Registered Shares	147,507	5,033,664
RWE AG (d)	340,233	7,740,283
SAP SE	667,463	73,184,125
Schaeffler AG	134,772	2,174,614
Siemens AG, Registered Shares	519,523	73,309,551
Symrise AG	84,135	6,396,370
Telefonica Deutschland Holding AG	479,740	2,695,967
ThyssenKrupp AG	294,715	8,752,988
TUI AG	294,428	4,996,235
United Internet AG, Registered Shares	81,003	5,049,149
Volkswagen AG	20,582	3,481,434
Vonovia SE	315,080	13,418,555
Zalando SE (c)(d)(e)	81,886	4,110,076

		929,397,730
Hong Kong — 3.4%
AIA Group Ltd.	8,212,600	60,800,332
ASM Pacific Technology Ltd.	180,704	2,610,221
Bank of East Asia Ltd.	845,932	3,666,762
BOC Hong Kong Holdings Ltd.	2,446,400	11,916,402
CK Asset Holdings Ltd.	1,750,439	14,551,977
CK Hutchison Holdings Ltd.	1,813,439	23,227,042
CK Infrastructure Holdings Ltd.	477,500	4,116,565
CLP Holdings Ltd.	1,121,187	11,510,790
First Pacific Co. Ltd.	1,337,250	1,069,140
Galaxy Entertainment Group Ltd.	1,664,000	11,763,558
Hang Lung Group Ltd.	641,000	2,308,304
Hang Lung Properties Ltd.	1,233,000	2,935,551
Hang Seng Bank Ltd.	507,053	12,396,250
Henderson Land Development Co. Ltd.	828,216	5,508,780
HK Electric Investments & HK Electric Investments Ltd. (c)(e)	2,387,000	2,178,288
HKT Trust & HKT Ltd. (a)	2,628,560	3,193,332
Hong Kong & China Gas Co. Ltd.	5,943,778	11,200,031
Hong Kong Exchanges & Clearing Ltd.	768,902	20,766,564
Hongkong Land Holdings Ltd.	837,700	6,040,366
Hysan Development Co. Ltd.	375,791	1,773,005
I-CABLE Communications Ltd. (d)	377,423	12,402
Jardine Matheson Holdings Ltd.	149,700	9,494,572
Jardine Strategic Holdings Ltd.	146,400	6,331,930
Kerry Properties Ltd.	429,500	1,783,950
Li & Fung Ltd.	4,137,980	2,080,285
Link REIT	1,493,414	12,144,399
Melco Resorts & Entertainment Ltd. — ADR	164,647	3,971,286
MGM China Holdings Ltd. (c)	628,800	1,509,093
MTR Corp. Ltd.	934,000	5,468,768

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Hong Kong (continued)
New World Development Co. Ltd.	3,985,359	$5,750,558
NWS Holdings Ltd.	939,220	1,835,869
PCCW Ltd.	3,003,000	1,629,998
Power Assets Holdings Ltd.	974,500	8,458,739
Sands China Ltd.	1,599,000	8,362,929
Shangri-La Asia Ltd.	729,905	1,354,758
Sino Land Co. Ltd.	2,004,349	3,533,642
SJM Holdings Ltd.	1,230,000	1,129,944
Sun Hung Kai Properties Ltd.	972,324	15,839,400
Swire Pacific Ltd., Class A	306,077	2,979,816
Swire Properties Ltd.	796,400	2,704,664
Techtronic Industries Co. Ltd.	940,000	5,031,897
WH Group Ltd. (e)	5,554,000	5,915,023
Wharf Holdings Ltd.	867,357	7,759,523
Wheelock & Co. Ltd.	541,000	3,818,859
Wynn Macau Ltd.	991,200	2,680,682
Yue Yuen Industrial Holdings Ltd.	549,785	2,097,714

		337,213,960
Ireland — 0.7%
Bank of Ireland Group PLC (d)	597,135	4,890,876
CRH PLC	569,466	21,664,626
DCC PLC	61,531	5,974,752
Experian PLC	634,674	12,748,474
James Hardie Industries PLC	297,787	4,156,353
Kerry Group PLC, Class A	105,521	10,126,145
Paddy Power Betfair PLC	52,302	5,218,486
Ryanair Holdings PLC (d)	9,354	180,063
Ryanair Holdings PLC, ADR (d)	17,450	1,839,579

		66,799,354
Israel — 0.5%
Azrieli Group Ltd.	34,725	1,931,327
Bank Hapoalim BM	701,569	4,909,319
Bank Leumi Le-Israel BM	956,517	5,083,426
Bezeq The Israeli Telecommunication Corp. Ltd.	1,192,994	1,704,711
Check Point Software Technologies Ltd. (c)(d)	88,820	10,127,257
Elbit Systems Ltd.	14,481	2,129,016
Frutarom Industries Ltd.	29,177	2,244,321
Israel Chemicals Ltd.	425,593	1,894,750
Mizrahi Tefahot Bank Ltd.	91,528	1,641,510
NICE Ltd.	41,226	3,339,327
Taro Pharmaceutical Industries Ltd. (c)(d)	9,975	1,124,083
Teva Pharmaceutical Industries Ltd. — ADR	603,436	10,620,474

		46,749,521
Italy — 2.1%
Assicurazioni Generali SpA	865,767	16,147,679
Atlantia SpA	309,527	9,780,330

Common Stocks	Shares	Value
Italy (continued)
Enel SpA	5,526,978	$33,296,232
Eni SpA	1,709,158	28,306,555
Ferrari NV	81,850	9,056,568
Intesa Sanpaolo SpA	9,167,618	32,310,374
Leonardo SpA	185,823	3,484,205
Luxottica Group SpA	119,497	6,686,996
Mediobanca SpA	375,166	4,031,692
Poste Italiane SpA (e)	365,122	2,689,763
Prysmian SpA	135,982	4,594,468
Recordati SpA	76,018	3,507,984
Saipem SpA (c)(d)	411,255	1,776,085
Snam SpA	1,541,643	7,429,253
Telecom Italia SpA (d)	7,690,374	7,213,842
Telecom Italia SpA, Non-Convertible Savings Shares	4,353,698	3,276,706
Tenaris SA	314,745	4,461,507
Terna — Rete Elettrica Nazionale SpA	987,199	5,768,263
UniCredit SpA (d)	1,354,242	28,899,111
UnipolSai SpA	654,772	1,531,086

		214,248,699
Japan — 22.7%
ABC-Mart, Inc.	20,800	1,098,709
Acom Co. Ltd. (d)	204,600	793,831
Aeon Co. Ltd.	404,600	5,980,205
AEON Financial Service Co. Ltd.	76,500	1,600,366
Aeon Mall Co. Ltd.	64,050	1,140,177
Air Water, Inc.	111,300	2,055,120
Aisin Seiki Co. Ltd.	119,300	6,289,817
Ajinomoto Co., Inc.	367,800	7,177,481
Alfresa Holdings Corp.	110,100	2,017,069
Alps Electric Co. Ltd.	126,100	3,332,660
Amada Holdings Co. Ltd.	209,400	2,299,073
ANA Holdings, Inc. (c)	76,400	2,893,953
Aozora Bank Ltd.	81,400	3,099,186
Asahi Glass Co. Ltd.	133,420	4,955,626
Asahi Group Holdings Ltd.	283,000	11,444,139
Asahi Kasei Corp.	829,000	10,215,327
Asics Corp.	104,500	1,558,576
Astellas Pharma, Inc.	1,376,600	17,520,722
Bandai Namco Holdings, Inc.	130,200	4,472,996
Bank of Kyoto Ltd.	49,600	2,524,647
Benesse Holdings, Inc.	47,400	1,710,143
Bridgestone Corp.	435,000	19,750,617
Brother Industries Ltd.	146,500	3,415,765
Calbee, Inc.	52,100	1,829,824
Canon, Inc.	720,000	24,639,092
Casio Computer Co. Ltd.	152,500	2,151,094
Central Japan Railway Co.	102,800	18,040,331
Chiba Bank Ltd.	437,000	3,129,581
Chubu Electric Power Co., Inc.	424,000	5,269,400
Chugai Pharmaceutical Co. Ltd.	150,500	6,254,198

4	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Japan (continued)
Chugoku Bank Ltd.	101,600	$1,393,467
Chugoku Electric Power Co., Inc.	201,900	2,144,823
Coca-Cola Bottlers Japan, Inc.	81,800	2,649,473
Concordia Financial Group Ltd.	781,600	3,865,767
Credit Saison Co. Ltd.	100,300	2,081,187
CYBERDYNE, Inc. (c)(d)	64,800	864,183
Dai Nippon Printing Co. Ltd.	183,500	4,400,583
Dai-ichi Life Holdings, Inc.	726,400	13,029,861
Daicel Corp.	181,500	2,188,478
Daiichi Sankyo Co. Ltd.	372,800	8,412,863
Daikin Industries Ltd.	168,400	17,054,282
Daito Trust Construction Co. Ltd.	46,500	8,471,485
Daiwa House Industry Co. Ltd.	374,400	12,932,716
Daiwa House REIT Investment Corp.	951	2,276,241
Daiwa Securities Group, Inc.	1,099,000	6,230,025
DeNA Co. Ltd.	80,700	1,810,114
Denso Corp.	323,000	16,347,144
Dentsu, Inc.	146,913	6,453,614
Disco Corp.	19,200	3,913,062
Don Quijote Holdings Co. Ltd.	81,300	3,038,804
East Japan Railway Co.	234,749	21,669,286
Eisai Co. Ltd.	175,600	9,017,558
Electric Power Development Co. Ltd.	96,300	2,419,133
FamilyMart UNY Holdings Co. Ltd.	56,300	2,965,988
FANUC Corp.	129,900	26,337,684
Fast Retailing Co. Ltd.	36,200	10,677,368
Fuji Electric Co. Ltd.	384,800	2,135,131
FUJIFILM Holdings Corp.	289,500	11,247,463
Fujitsu Ltd.	1,324,000	9,853,929
Fukuoka Financial Group, Inc.	490,000	2,266,587
Hachijuni Bank Ltd.	249,300	1,559,846
Hakuhodo DY Holdings, Inc.	150,200	1,977,597
Hamamatsu Photonics KK	94,100	2,846,660
Hankyu Hanshin Holdings, Inc.	159,700	6,063,180
Hikari Tsushin, Inc.	12,900	1,618,340
Hino Motors Ltd.	171,500	2,098,650
Hirose Electric Co. Ltd.	22,200	3,125,941
Hiroshima Bank Ltd.	153,500	1,244,560
Hisamitsu Pharmaceutical Co., Inc.	36,300	1,744,467
Hitachi Chemical Co. Ltd.	76,500	2,099,209
Hitachi Construction Machinery Co. Ltd.	79,600	2,359,004
Hitachi High-Technologies Corp.	51,300	1,863,154
Hitachi Ltd.	3,255,000	22,950,524
Hitachi Metals Ltd.	155,000	2,160,054
Honda Motor Co. Ltd.	1,161,900	34,323,125
Hoshizaki Corp.	37,400	3,285,334
Hoya Corp.	271,800	14,698,621
Hulic Co. Ltd.	193,400	1,896,376
Idemitsu Kosan Co. Ltd.	88,800	2,509,653
IHI Corp.	109,500	3,817,022

Common Stocks	Shares	Value
Japan (continued)
Iida Group Holdings Co. Ltd.	87,500	$1,560,924
Inpex Corp.	650,000	6,924,306
Isetan Mitsukoshi Holdings Ltd.	212,805	2,223,767
Isuzu Motors Ltd.	378,300	5,015,830
Itochu Corp.	1,017,800	16,676,423
J. Front Retailing Co. Ltd.	175,200	2,422,365
Japan Airlines Co. Ltd.	72,580	2,456,929
Japan Airport Terminal Co. Ltd.	31,500	1,122,336
Japan Exchange Group, Inc.	356,900	6,322,139
Japan Post Bank Co. Ltd.	287,300	3,550,577
Japan Post Holdings Co. Ltd.	1,064,100	12,571,734
Japan Prime Realty Investment Corp.	565	1,887,936
Japan Real Estate Investment Corp.	806	3,875,347
Japan Retail Fund Investment Corp.	1,950	3,499,162
Japan Tobacco, Inc.	741,200	24,289,821
JFE Holdings, Inc.	345,300	6,753,996
JGC Corp.	132,700	2,149,012
JSR Corp.	126,400	2,403,360
JTEKT Corp.	133,200	1,843,845
JXTG Holdings, Inc.	2,052,310	10,582,162
Kajima Corp.	610,800	6,070,995
Kakaku.com, Inc.	86,900	1,108,637
Kamigumi Co. Ltd.	70,500	1,633,320
Kaneka Corp.	148,000	1,149,959
Kansai Electric Power Co., Inc.	488,000	6,246,146
Kansai Paint Co. Ltd.	143,800	3,622,443
Kao Corp.	338,800	19,946,280
Kawasaki Heavy Industries Ltd.	106,000	3,514,643
KDDI Corp.	1,233,700	32,520,282
Keihan Holdings Co. Ltd.	63,000	1,845,192
Keikyu Corp.	145,000	2,940,560
Keio Corp.	76,400	3,149,040
Keisei Electric Railway Co. Ltd.	88,400	2,445,793
Keyence Corp.	66,384	35,307,503
Kikkoman Corp.	102,300	3,143,257
Kintetsu Group Holdings Co. Ltd.	120,600	4,486,539
Kirin Holdings Co. Ltd.	574,000	13,485,490
Kobe Steel Ltd.	219,300	2,511,481
Koito Manufacturing Co. Ltd.	75,400	4,734,753
Komatsu Ltd.	626,900	17,751,933
Konami Holdings Corp.	66,200	3,187,083
Konica Minolta, Inc.	337,200	2,770,493
Kose Corp.	19,200	2,200,746
Kubota Corp.	739,800	13,457,458
Kuraray Co. Ltd.	238,900	4,469,769
Kurita Water Industries Ltd.	62,600	1,809,149
Kyocera Corp.	213,400	13,244,843
Kyowa Hakko Kirin Co. Ltd.	180,000	3,067,007
Kyushu Electric Power Co., Inc.	292,500	3,107,366
Kyushu Financial Group, Inc.	234,800	1,445,505

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Japan (continued)
Kyushu Railway Co.	111,500	$3,316,893
Lawson, Inc.	33,200	2,198,492
LINE Corp. (d)	23,300	842,610
Lion Corp. (c)	145,300	2,654,910
LIXIL Group Corp.	179,300	4,761,503
M3, Inc.	132,100	3,766,354
Mabuchi Motor Co. Ltd.	32,400	1,623,218
Makita Corp.	152,900	6,171,153
Marubeni Corp.	1,104,100	7,547,846
Marui Group Co. Ltd.	141,400	2,024,175
Maruichi Steel Tube Ltd.	39,600	1,152,895
Mazda Motor Corp.	392,380	6,011,229
McDonald’s Holdings Co. Japan Ltd.	48,000	2,123,599
Mebuki Financial Group, Inc.	702,700	2,718,875
Medipal Holdings Corp.	113,200	1,967,347
MEIJI Holdings Co. Ltd.	81,400	6,445,939
Minebea Mitsumi, Inc.	254,100	3,979,771
Miraca Holdings, Inc.	37,900	1,764,395
MISUMI Group, Inc.	189,900	5,005,203
Mitsubishi Chemical Holdings Corp.	1,019,300	9,717,980
Mitsubishi Corp.	1,015,200	23,619,469
Mitsubishi Electric Corp.	1,292,500	20,219,028
Mitsubishi Estate Co. Ltd.	870,400	15,127,020
Mitsubishi Gas Chemical Co., Inc.	125,700	2,949,362
Mitsubishi Heavy Industries Ltd.	229,020	9,055,328
Mitsubishi Materials Corp.	67,200	2,327,613
Mitsubishi Motors Corp.	465,800	3,687,894
Mitsubishi Tanabe Pharma Corp.	148,500	3,409,116
Mitsubishi UFJ Financial Group, Inc.	8,218,574	53,435,776
Mitsubishi UFJ Lease & Finance Co. Ltd.	293,600	1,557,760
Mitsui & Co. Ltd.	1,180,500	17,460,668
Mitsui Chemicals, Inc.	115,600	3,516,256
Mitsui Fudosan Co. Ltd.	615,600	13,348,060
Mitsui OSK Lines Ltd.	81,200	2,463,917
Mixi, Inc.	25,000	1,207,399
Mizuho Financial Group, Inc.	16,611,864	29,121,234
MS&AD Insurance Group Holdings, Inc.	331,670	10,688,518
Murata Manufacturing Co. Ltd.	128,800	18,961,714
Nabtesco Corp.	72,700	2,704,932
Nagoya Railroad Co. Ltd.	125,600	2,704,628
NEC Corp.	172,200	4,671,347
Nexon Co. Ltd. (d)	137,600	3,597,178
NGK Insulators Ltd.	167,500	3,138,342
NGK Spark Plug Co. Ltd.	108,100	2,302,157
NH Foods Ltd.	118,000	3,243,101
Nidec Corp.	161,700	19,877,923
Nikon Corp.	228,500	3,962,495
Nintendo Co. Ltd.	76,500	28,208,099

Common Stocks	Shares	Value
Japan (continued)
Nippon Building Fund, Inc.	908	$4,526,887
Nippon Electric Glass Co. Ltd.	52,700	2,042,863
Nippon Express Co. Ltd.	51,400	3,350,870
Nippon Paint Holdings Co. Ltd.	102,600	3,490,384
Nippon Prologis REIT, Inc.	1,220	2,571,454
Nippon Steel & Sumitomo Metal Corp.	507,900	11,678,448
Nippon Telegraph & Telephone Corp.	467,300	21,412,011
Nippon Yusen KK (d)	101,900	2,120,505
Nissan Chemical Industries Ltd.	85,800	3,019,459
Nissan Motor Co. Ltd.	1,629,000	16,137,892
Nisshin Seifun Group, Inc.	146,740	2,456,411
Nissin Foods Holdings Co. Ltd.	47,500	2,886,120
Nitori Holdings Co. Ltd.	54,900	7,851,345
Nitto Denko Corp.	111,410	9,292,852
NOK Corp.	60,700	1,357,832
Nomura Holdings, Inc.	2,528,600	14,187,947
Nomura Real Estate Holdings, Inc.	91,900	1,960,419
Nomura Real Estate Master Fund, Inc.	2,372	3,083,969
Nomura Research Institute Ltd.	87,270	3,408,158
NSK Ltd.	268,000	3,618,289
NTT Data Corp.	473,500	5,066,949
NTT DOCOMO, Inc.	948,200	21,672,785
Obayashi Corp.	427,000	5,121,626
Obic Co. Ltd.	40,500	2,549,860
Odakyu Electric Railway Co. Ltd.	198,400	3,764,652
Oji Holdings Corp.	577,000	3,115,557
Olympus Corp.	195,000	6,607,795
Omron Corp.	140,300	7,154,233
Ono Pharmaceutical Co. Ltd.	293,400	6,659,737
Oracle Corp. Japan	25,300	1,988,630
Oriental Land Co. Ltd.	146,000	11,130,993
ORIX Corp.	886,200	14,307,008
Osaka Gas Co. Ltd.	250,000	4,646,610
Otsuka Corp.	33,900	2,174,194
Otsuka Holdings Co. Ltd.	258,200	10,266,436
Panasonic Corp.	1,493,000	21,666,363
Park24 Co. Ltd.	80,300	1,955,526
Pola Orbis Holdings, Inc.	63,600	1,923,118
Rakuten, Inc. (c)	615,700	6,722,054
Recruit Holdings Co. Ltd.	736,000	15,936,952
Renesas Electronics Corp. (d)	332,500	3,623,749
Resona Holdings, Inc.	1,489,856	7,659,950
Ricoh Co. Ltd.	472,400	4,593,689
Rinnai Corp.	24,800	2,124,344
Rohm Co. Ltd.	64,600	5,543,243
Ryohin Keikaku Co. Ltd.	17,500	5,158,676
Sankyo Co. Ltd.	29,600	944,488
Santen Pharmaceutical Co. Ltd.	231,500	3,652,587
SBI Holdings, Inc.	133,640	2,015,427
Secom Co. Ltd.	137,800	10,035,217

6	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Japan (continued)
Sega Sammy Holdings, Inc.	107,632	$1,504,543
Seibu Holdings, Inc.	112,000	1,913,071
Seiko Epson Corp.	191,900	4,647,033
Sekisui Chemical Co. Ltd.	274,200	5,402,179
Sekisui House Ltd.	411,500	6,936,128
Seven & i Holdings Co. Ltd.	510,100	19,707,435
Seven Bank Ltd.	430,600	1,556,061
Sharp Corp. (c)(d)	93,300	2,821,734
Shimadzu Corp.	169,500	3,343,162
Shimamura Co. Ltd.	13,100	1,571,407
Shimano, Inc.	49,800	6,634,318
Shimizu Corp.	364,900	4,046,512
Shin-Etsu Chemical Co. Ltd.	263,100	23,547,422
Shinsei Bank Ltd. (c)	116,200	1,862,293
Shionogi & Co. Ltd.	194,500	10,632,703
Shiseido Co. Ltd.	259,900	10,401,752
Shizuoka Bank Ltd.	357,000	3,212,873
Showa Shell Sekiyu KK	135,500	1,562,034
SMC Corp.	38,700	13,675,075
Softbank Group Corp.	564,000	45,738,305
Sohgo Security Services Co. Ltd.	46,300	2,125,312
Sompo Holdings, Inc.	235,375	9,172,430
Sony Corp.	847,400	31,615,352
Sony Financial Holdings, Inc.	115,000	1,887,099
Stanley Electric Co. Ltd.	109,300	3,748,832
Start Today Co. Ltd.	121,800	3,859,856
Subaru Corp.	417,800	15,068,844
Sumitomo Chemical Co. Ltd.	1,062,000	6,643,935
Sumitomo Corp.	805,600	11,598,540
Sumitomo Dainippon Pharma Co. Ltd.	135,100	1,759,959
Sumitomo Electric Industries Ltd.	497,300	8,129,876
Sumitomo Heavy Industries Ltd.	74,000	2,970,290
Sumitomo Metal Mining Co. Ltd.	165,500	5,327,985
Sumitomo Mitsui Financial Group, Inc.	906,050	34,827,793
Sumitomo Mitsui Trust Holdings, Inc.	222,982	8,054,714
Sumitomo Realty & Development Co. Ltd.	240,000	7,261,268
Sumitomo Rubber Industries Ltd.	117,100	2,149,269
Sundrug Co. Ltd.	48,800	2,022,239
Suntory Beverage & Food Ltd.	91,900	4,087,837
Suruga Bank Ltd.	110,700	2,388,873
Suzuken Co. Ltd.	48,400	1,721,456
Suzuki Motor Corp.	227,200	11,924,610
Sysmex Corp.	103,400	6,606,329
T&D Holdings, Inc.	370,600	5,376,430
Taiheiyo Cement Corp.	77,700	3,001,876
Taisei Corp.	136,000	7,132,093
Taisho Pharmaceutical Holdings Co. Ltd.	21,000	1,595,666
Taiyo Nippon Sanso Corp.	98,400	1,166,166

Common Stocks	Shares	Value
Japan (continued)
Takashimaya Co. Ltd.	210,000	$1,966,862
Takeda Pharmaceutical Co. Ltd.	488,300	27,000,989
TDK Corp.	90,300	6,136,167
Teijin Ltd.	134,500	2,653,529
Terumo Corp.	213,000	8,377,981
THK Co. Ltd.	77,600	2,646,832
Tobu Railway Co. Ltd.	135,000	3,709,282
Toho Co. Ltd.	73,400	2,562,984
Toho Gas Co. Ltd.	47,200	1,382,330
Tohoku Electric Power Co., Inc.	299,000	3,804,595
Tokio Marine Holdings, Inc.	462,900	18,116,706
Tokyo Electric Power Co. Holdings, Inc. (d)	1,084,400	4,380,741
Tokyo Electron Ltd.	109,100	16,795,838
Tokyo Gas Co. Ltd.	281,800	6,900,871
Tokyo Tatemono Co. Ltd.	124,900	1,597,694
Tokyu Corp.	363,200	5,143,914
Tokyu Fudosan Holdings Corp.	338,700	2,044,365
Toppan Printing Co. Ltd.	353,000	3,501,850
Toray Industries, Inc.	1,040,100	10,092,480
Toshiba Corp. (d)	2,669,000	7,484,279
Tosoh Corp.	210,000	4,740,151
Toto Ltd.	96,200	4,054,300
Toyo Seikan Group Holdings Ltd.	108,000	1,804,787
Toyo Suisan Kaisha Ltd.	64,900	2,384,336
Toyoda Gosei Co. Ltd.	43,000	1,016,189
Toyota Industries Corp.	113,100	6,504,661
Toyota Motor Corp.	1,765,688	105,285,133
Toyota Tsusho Corp.	144,400	4,745,790
Trend Micro, Inc.	78,700	3,877,238
Tsuruha Holdings, Inc.	24,000	2,869,579
Unicharm Corp.	266,800	6,111,154
United Urban Investment Corp.	2,094	3,066,922
USS Co. Ltd.	140,000	2,825,614
West Japan Railway Co.	109,100	7,584,902
Yahoo! Japan Corp.	893,700	4,247,668
Yakult Honsha Co. Ltd.	55,600	4,001,153
Yamada Denki Co. Ltd.	411,700	2,251,220
Yamaguchi Financial Group, Inc.	151,000	1,768,403
Yamaha Corp.	122,700	4,530,261
Yamaha Motor Co. Ltd.	180,300	5,397,292
Yamato Holdings Co. Ltd.	229,600	4,637,894
Yamazaki Baking Co. Ltd.	86,600	1,563,106
Yaskawa Electric Corp.	167,500	5,316,394
Yokogawa Electric Corp.	165,300	2,816,824
Yokohama Rubber Co. Ltd.	94,600	1,950,946

		2,253,745,436
Luxembourg — 0.2%
ArcelorMittal (d)	441,600	11,391,642
Eurofins Scientific SE	7,391	4,676,296

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Luxembourg (continued)
RTL Group SA (d)	28,675	$2,172,265

		18,240,203
Mexico — 0.0%
Fresnillo PLC	157,552	2,968,633
Netherlands — 5.3%
ABN AMRO Group NV (e)	286,122	8,567,704
Aegon NV	1,205,648	7,027,750
AerCap Holdings NV (c)(d)	97,523	4,984,400
Akzo Nobel NV	174,965	16,136,920
Altice NV Class A (d)	317,767	6,366,746
Altice NV Class B (d)	71,189	1,421,334
ASML Holding NV	254,529	43,493,299
CNH Industrial NV	673,787	8,089,038
EXOR NV	72,834	4,622,396
Gemalto NV	52,844	2,361,682
Heineken Holding NV	67,730	6,363,284
Heineken NV	175,274	17,343,796
ING Groep NV	2,610,005	48,108,534
Koninklijke Ahold Delhaize NV	847,086	15,827,489
Koninklijke Boskalis Westminster NV	70,356	2,459,236
Koninklijke DSM NV	119,148	9,754,174
Koninklijke KPN NV	2,312,497	7,935,987
Koninklijke Philips NV	626,330	25,842,350
Koninklijke Vopak NV	56,102	2,460,293
NN Group NV	202,406	8,476,028
NXP Semiconductors NV (d)	232,465	26,289,467
QIAGEN NV (d)	139,591	4,412,468
Randstad Holding NV	84,693	5,234,340
Royal Dutch Shell PLC, Class A	3,034,829	91,718,030
Royal Dutch Shell PLC, Class B	2,542,915	78,286,439
Unilever NV CVA	1,101,868	65,132,463
Wolters Kluwer NV	205,801	9,511,100

		528,226,747
New Zealand — 0.2%
Auckland International Airport Ltd.	666,784	3,104,425
Contact Energy Ltd.	534,134	2,124,022
Fletcher Building Ltd.	456,145	2,636,393
Mercury NZ Ltd.	454,486	1,113,270
Meridian Energy Ltd.	769,498	1,581,275
Ryman Healthcare Ltd.	309,098	2,070,808
Spark New Zealand Ltd.	1,208,885	3,191,714

		15,821,907
Norway — 0.7%
DNB ASA	661,873	13,363,263
Gjensidige Forsikring ASA	147,880	2,575,945
Marine Harvest ASA (d)	268,366	5,307,005
Norsk Hydro ASA	918,817	6,704,407
Orkla ASA	564,188	5,789,518
Schibsted ASA, Class A	52,558	1,354,937

Common Stocks	Shares	Value
Norway (continued)
Schibsted ASA, Class B	61,787	$1,461,501
Statoil ASA	771,052	15,501,601
Telenor ASA	511,752	10,841,235
Yara International ASA	125,592	5,631,650

		68,531,062
Portugal — 0.1%
EDP — Energias de Portugal SA	1,561,763	5,888,932
Galp Energia SGPS SA	225,543	3,999,586
Jeronimo Martins SGPS SA	175,617	3,466,499

		13,355,017
Singapore — 1.2%
Ascendas Real Estate Investment Trust	1,753,146	3,445,514
CapitaLand Commercial Trust Ltd.	1,734,100	2,120,503
CapitaLand Ltd.	1,633,349	4,321,644
CapitaLand Mall Trust	1,654,900	2,442,354
City Developments Ltd.	288,935	2,421,174
ComfortDelGro Corp. Ltd. (c)	1,633,016	2,509,378
DBS Group Holdings Ltd.	1,179,607	18,158,941
Genting Singapore PLC	4,224,427	3,652,914
Global Logistic Properties Ltd.	1,714,100	4,176,461
Golden Agri-Resources Ltd.	4,730,351	1,307,738
Hutchison Port Holdings Trust	3,945,300	1,700,464
Jardine Cycle & Carriage Ltd.	76,156	2,216,148
Keppel Corp. Ltd.	960,377	4,610,818
Oversea-Chinese Banking Corp. Ltd.	2,079,398	17,147,248
SATS Ltd.	510,700	1,738,132
SembCorp Industries Ltd.	828,690	1,814,236
Singapore Airlines Ltd.	344,709	2,556,067
Singapore Exchange Ltd.	551,000	3,006,348
Singapore Press Holdings Ltd. (c)	496,185	997,124
Singapore Technologies Engineering Ltd.	1,128,313	2,867,661
Singapore Telecommunications Ltd.	5,679,432	15,439,108
StarHub Ltd.	296,557	569,398
Suntec Real Estate Investment Trust	1,614,600	2,224,036
United Overseas Bank Ltd.	859,347	14,923,201
UOL Group Ltd.	388,899	2,334,076
Wilmar International Ltd.	1,175,470	2,762,205
Yangzijiang Shipbuilding Holdings Ltd.	1,756,083	1,856,245

		123,319,136
Spain — 3.4%
Abertis Infraestructuras SA	519,064	10,493,898
ACS Actividades de Construccion y Servicios SA	183,985	6,825,405
Aena SME SA (e)	47,130	8,517,673

8	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Spain (continued)
Amadeus IT Group SA	306,421	$19,929,228
Banco Bilbao Vizcaya Argentaria SA	4,561,976	40,785,875
Banco de Sabadell SA	3,718,119	7,772,892
Banco Santander SA	10,893,051	76,195,224
Bankia SA	694,934	3,354,999
Bankinter SA	544,687	5,158,750
CaixaBank SA	2,479,192	12,444,305
Distribuidora Internacional de Alimentacion SA	484,333	2,828,558
Enagas SA	32,261	909,044
Endesa SA	209,988	4,738,387
Ferrovial SA	364,039	8,021,173
Gas Natural SDG SA	231,550	5,129,419
Grifols SA	212,959	6,214,818
Iberdrola SA	3,872,677	30,112,496
Industria de Diseno Textil SA	754,401	28,441,092
International Consolidated Airlines Group SA	437,002	3,482,707
Mapfre SA	788,268	2,568,639
Red Electrica Corp. SA	100,333	2,110,468
Repsol SA	810,643	14,959,904
Siemens Gamesa Renewable Energy SA	174,013	2,273,585
Telefonica SA	3,085,062	33,525,583

		336,794,122
Sweden — 2.9%
Alfa Laval AB	194,117	4,748,072
Assa Abloy AB, Class B	675,310	15,461,483
Atlas Copco AB, A Shares	453,090	19,221,134
Atlas Copco AB, B Shares	272,759	10,596,064
Boliden AB	185,228	6,282,811
Electrolux AB, Class B	164,124	5,586,092
Essity AB, Class B (d)	401,234	10,939,251
Getinge AB, Class B (d)	19,750	370,272
Getinge AB, Class B	138,248	2,595,469
Hennes & Mauritz AB, Class B	641,734	16,669,840
Hexagon AB, Class B	170,912	8,478,607
Husqvarna AB, Class B	299,420	3,083,445
ICA Gruppen AB	58,761	2,210,541
Industrivarden AB, Class C	121,322	3,077,646
Investor AB, Class B	302,743	14,977,974
Kinnevik AB, Class B	157,842	5,156,485
L E Lundbergforetagen AB, B Shares	24,406	1,952,916
Lundin Petroleum AB (d)	130,999	2,870,567
Millicom International Cellular SA	46,585	3,077,371
Nordea Bank AB	2,044,195	27,754,468
Sandvik AB	754,651	13,033,343
Securitas AB, Class B	224,674	3,767,073
Skandinaviska Enskilda Banken AB, Class A	1,004,247	13,249,219

Common Stocks	Shares	Value
Sweden (continued)
Skanska AB, Class B	215,385	$4,994,593
SKF AB, Class B	261,771	5,715,123
Svenska Handelsbanken AB, Class A	1,039,322	15,702,388
Swedbank AB, Class A	628,504	17,404,223
Swedish Match AB	120,726	4,240,066
Tele2 AB, Class B	210,479	2,411,904
Telefonaktiebolaget LM Ericsson, Class B	2,163,736	12,474,125
Telia Co. AB	1,700,703	8,019,557
Volvo AB, Class B	1,053,240	20,335,997

		286,458,119
Switzerland — 8.6%
ABB Ltd., Registered Shares	1,339,193	33,115,536
Adecco SA, Registered Shares	112,074	8,731,070
Baloise Holding AG, Registered Shares	34,218	5,418,527
Barry Callebaut AG, Registered Shares (d)	1,487	2,276,474
Cie Financiere Richemont SA, Registered Shares	350,710	32,102,580
Coca-Cola HBC AG (d)	121,801	4,124,028
Credit Suisse Group AG, Registered Shares (d)	1,621,415	25,690,653
Dufry AG (d)	23,177	3,684,068
EMS-Chemie Holding AG, Registered Shares	5,521	3,674,220
Geberit AG, Registered Shares	25,203	11,931,497
Givaudan SA, Registered Shares	6,390	13,910,945
Glencore PLC (d)	8,233,151	37,790,210
Julius Baer Group Ltd. (d)	148,058	8,785,777
Kuehne & Nagel International AG, Registered Shares	35,483	6,575,024
LafargeHolcim Ltd. (d)	306,134	17,922,591
Lindt & Spruengli AG	665	3,794,212
Lindt & Spruengli AG, Registered Shares	70	4,857,240
Lonza Group AG, Registered Shares (d)	52,196	13,715,259
Nestle SA, Registered Shares	2,105,100	176,704,709
Novartis AG, Registered Shares	1,504,554	129,053,027
Pargesa Holding SA, Bearer Shares	29,397	2,446,039
Partners Group Holding AG	11,474	7,789,673
Roche Holding AG	475,221	121,476,059
Schindler Holding AG, Participation Certificates	27,275	6,027,669
Schindler Holding AG, Registered Shares	13,304	2,865,156
SGS SA, Registered Shares	3,779	9,074,417
Sika AG, Bearer Shares	1,409	10,490,970
Sonova Holding AG, Registered Shares	37,013	6,282,441

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
Switzerland (continued)
STMicroelectronics NV	433,728	$8,414,040
Straumann Holding AG, Registered Shares	6,930	4,456,780
Swatch Group AG, Bearer Shares	20,555	8,565,608
Swatch Group AG, Registered Shares	38,124	3,039,800
Swiss Life Holding AG, Registered Shares (d)	21,209	7,477,058
Swiss Prime Site AG, Registered Shares (d)	45,904	4,126,548
Swiss Re AG	222,981	20,211,960
Swisscom AG, Registered Shares	17,691	9,070,282
UBS Group AG, Registered Shares (d)	2,464,767	42,164,709
Vifor Pharma AG	36,655	4,323,330
Zurich Insurance Group AG	101,651	31,062,450

		853,222,636
United Arab Emirates — 0.0%
Mediclinic International PLC	230,500	2,007,654
United Kingdom — 15.3%
3i Group PLC	643,789	7,881,981
Admiral Group PLC	127,365	3,103,565
Anglo American PLC	902,737	16,229,755
Antofagasta PLC	251,707	3,206,246
Ashtead Group PLC	330,811	7,980,482
Associated British Foods PLC	241,742	10,349,371
AstraZeneca PLC	862,569	57,362,056
Auto Trader Group PLC (e)	684,935	3,603,436
Aviva PLC	2,722,247	18,788,771
Babcock International Group PLC	186,632	2,070,031
BAE Systems PLC	2,124,189	17,989,218
Barclays PLC	11,498,273	29,814,814
Barratt Developments PLC	649,104	5,347,432
Berkeley Group Holdings PLC	91,837	4,576,854
BHP Billiton PLC	1,415,180	24,972,236
BP PLC	13,349,248	85,515,172
British American Tobacco PLC	1,555,756	97,396,091
British Land Co. PLC	662,312	5,347,299
BT Group PLC	5,769,221	21,943,192
Bunzl PLC	220,062	6,685,324
Burberry Group PLC	290,179	6,851,571
Capita PLC	433,266	3,278,149
Carnival PLC	129,125	8,211,352
Centrica PLC	3,686,191	9,238,918
Cobham PLC	1,764,077	3,444,147
Coca-Cola European Partners PLC	147,327	6,177,114
Compass Group PLC	1,065,511	22,607,518
ConvaTec Group PLC (e)	951,319	3,495,685
Croda International PLC	91,498	4,652,493
Diageo PLC	1,714,218	56,372,918
Direct Line Insurance Group PLC	909,037	4,431,635
Dixons Carphone PLC	624,868	1,620,163

Common Stocks	Shares	Value
United Kingdom (continued)
easyJet PLC	99,665	$1,626,399
Ferguson PLC	167,198	10,969,725
Fiat Chrysler Automobiles NV (d)	733,240	13,140,680
G4S PLC	1,025,787	3,827,077
GKN PLC	1,195,188	5,537,975
GlaxoSmithKline PLC	3,343,128	66,831,166
Hammerson PLC	524,391	3,775,788
Hargreaves Lansdown PLC	189,831	3,766,861
Hikma Pharmaceuticals PLC (c)	95,352	1,549,248
HSBC Holdings PLC	13,562,135	134,072,916
IMI PLC	175,672	2,927,057
Imperial Brands PLC	645,170	27,536,352
Inmarsat PLC	303,843	2,622,325
InterContinental Hotels Group PLC	121,796	6,443,086
Intertek Group PLC	103,994	6,951,273
Intu Properties PLC	650,656	2,011,388
Investec PLC	434,669	3,177,589
ITV PLC	2,447,327	5,733,850
J. Sainsbury PLC	1,046,445	3,336,388
Johnson Matthey PLC	132,741	6,086,865
Kingfisher PLC	1,486,037	5,949,618
Land Securities Group PLC	513,937	6,703,013
Legal & General Group PLC	3,936,716	13,721,326
Lloyds Banking Group PLC	48,390,807	43,975,473
London Stock Exchange Group PLC	214,073	10,991,769
Marks & Spencer Group PLC	1,036,725	4,908,557
Meggitt PLC	568,626	3,971,689
Merlin Entertainments PLC (e)	513,907	3,066,997
Micro Focus International PLC	292,044	9,347,627
Mondi PLC	242,400	6,516,960
National Grid PLC	2,363,802	29,276,975
Next PLC	106,426	7,502,227
Old Mutual PLC	3,382,763	8,812,017
Pearson PLC	571,234	4,684,457
Persimmon PLC	203,608	7,046,336
Provident Financial PLC	101,224	1,127,088
Prudential PLC	1,766,901	42,282,814
Randgold Resources Ltd.	64,142	6,269,027
Reckitt Benckiser Group PLC	454,972	41,569,888
RELX NV	664,174	14,129,298
RELX PLC	715,404	15,700,469
Rio Tinto PLC	845,487	39,356,671
Rolls-Royce Holdings PLC (d)	1,109,184	13,192,933
Royal Bank of Scotland Group PLC (d)	2,354,962	8,477,404
Royal Mail PLC	645,756	3,325,053
RSA Insurance Group PLC	703,410	5,876,919
Sage Group PLC	740,073	6,930,664
Schroders PLC	88,696	3,990,140
Segro PLC	684,598	4,922,055
Severn Trent PLC	150,226	4,375,853
Shire PLC	611,600	31,151,074
Sky PLC	709,495	8,703,986

10	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Common Stocks	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	573,722	$10,370,142
Smiths Group PLC	268,876	5,686,609
SSE PLC	695,252	13,009,662
St. James’s Place PLC	360,766	5,544,895
Standard Chartered PLC (d)	2,208,054	21,954,877
Standard Life Aberdeen PLC	1,784,584	10,373,596
Tate & Lyle PLC	307,207	2,667,536
Taylor Wimpey PLC	2,107,397	5,523,372
Tesco PLC (d)	5,716,281	14,335,003
Travis Perkins PLC	165,870	3,218,407
Unilever PLC	869,678	50,336,370
United Utilities Group PLC	477,390	5,466,250
Vodafone Group PLC	17,930,449	50,208,616
Weir Group PLC	154,616	4,069,722
Whitbread PLC	120,476	6,081,205
WM Morrison Supermarkets PLC	1,514,672	4,751,433
Worldpay Group PLC (e)	1,328,237	7,249,679
WPP PLC	844,408	15,668,900

		1,526,841,648
Total Common Stocks — 97.8%		9,730,065,229

Preferred Securities
Preferred Stock — 0.2%
Germany — 0.2%
Volkswagen AG, Preference Shares, 0.00%	127,421	20,802,105
Total Preferred Securities — 0.2%		20,802,105

Rights	Shares	Value
Singapore — 0.0%
CapitaLand Commercial Trust (Expires 10/19/17) (d)	287,861	$61,967
Total Long-Term Investments (Cost — $8,640,172,936) — 98.0%		9,750,929,301

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (f)(g)(h)	45,481,223	45,494,868
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (f)(g)	31,383,363	31,383,363
Total Short-Term Securities (Cost — $76,878,231) — 0.8%		76,878,231
Total Investments (Cost — $8,717,051,167) — 98.8%		9,827,807,532
Other Assets Less Liabilities — 1.2%		116,796,060

Net Assets — 100.0%		$9,944,603,592

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security, or a portion of the security, is on loan.

(d)	Non-income producing security.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

(h)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	45,481,223	[1]	—	45,481,223	$45,494,868	$207,489	[2]	$(123)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	31,383,363	[1]	—	31,383,363	31,383,363	68,210		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,377,782	—		(25,377,782)[3]	—	—	190,841		—	—
SL Liquidity Series, LLC, Money Market Series	1,766,646	—		(1,766,646)[3]	—	—	171,349	[2]	99	$(12)
iShares MSCI EAFE ETF	—	25,122,141		(25,122,141)	—	—	—		(2,223,857)	—
Total						$76,878,231	$637,889		$(2,223,881)	$(12)

[1] Represents net shares purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrower of securities.

[3] Represents net shares sold.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1,472	December 2017	$62,214	$1,080,640
FTSE 100 Index	409	December 2017	$40,170	261,194
Nikkei 225 Index	411	December 2017	$37,174	1,107,194
SPI 200 Index	159	December 2017	$17,673	(42,869)
				$2,406,159

12	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	13

Schedule of Investments (concluded)	iShares MSCI EAFE International Index Fund Formerly BlackRock International Index

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$662,463,941	$9	$662,463,950
Austria	$4,323,041	21,026,041	—	25,349,082
Belgium	—	114,586,586	—	114,586,586
Denmark	—	181,805,227	—	181,805,227
Finland	6,881,709	91,100,993	—	97,982,702
France	3,496,580	1,020,439,518	—	1,023,936,098
Germany	2,358,843	927,038,887	—	929,397,730
Hong Kong	7,164,618	330,049,342	—	337,213,960
Ireland	11,948,941	54,850,413	—	66,799,354
Israel	25,820,846	20,928,675	—	46,749,521
Italy	—	214,248,699	—	214,248,699
Japan	9,498,792	2,244,246,644	—	2,253,745,436
Luxembourg	—	18,240,203	—	18,240,203
Mexico	—	2,968,633	—	2,968,633
Netherlands	31,273,867	496,952,880	—	528,226,747
New Zealand	1,581,275	14,240,632	—	15,821,907
Norway	5,307,005	63,224,057	—	68,531,062
Portugal	—	13,355,017	—	13,355,017
Singapore	1,307,738	122,011,398	—	123,319,136
Spain	—	336,794,122	—	336,794,122
Sweden	—	286,458,119	—	286,458,119
Switzerland	7,920,760	845,301,876	—	853,222,636
United Arab Emirates	2,007,654	—	—	2,007,654
United Kingdom	17,591,101	1,509,250,547	—	1,526,841,648
Preferred Stock	—	20,802,105	—	20,802,105
Rights	—	61,967	—	61,967
Short-Term Securities	76,878,231	—	—	76,878,231

Total	$215,361,001	$9,612,446,522	$9	$9,827,807,532

Derivative Financial Instruments [2]
Assets:
Equity contracts	$2,449,028	—	—	$2,449,028
Liabilities:
Equity contracts	(42,869)	—	—	(42,869)

Total	$2,406,159	—	—	$2,406,159

[1] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

14	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	iShares Russell 2000 Small-Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$780,637,590
Total Investments (Cost — $686,797,227) — 100.0%	780,637,590
Liabilities in Excess of Other Assets — (0.0)%	(23,724)

Net Assets — 100.0%	$780,613,866

iShares Russell 2000 Small-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $780,637,590 and 68.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2017	1

Schedule of Investments September 30, 2017 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., Class A	21,381	$99,422
Cogint, Inc. (a)(b)	8,934	43,777
Emerald Expositions Events, Inc.	8,869	206,115
MDC Partners, Inc., Class A	29,671	326,381
National CineMedia, Inc.	33,708	235,282
QuinStreet, Inc. (a)(b)	17,411	127,971
Trade Desk, Inc., Class A (a)(b)	13,191	811,378
Viad Corp.	11,021	671,179

		2,521,505
Aerospace — 1.2%
AAR Corp.	17,511	661,566
Aerojet Rocketdyne Holdings, Inc. (a)(b)	37,649	1,318,091
Aerovironment, Inc. (a)(b)	11,907	644,407
Astronics Corp. (a)	11,965	355,959
Axon Enterprise, Inc. (a)(b)	28,059	636,098
Cubic Corp.	13,835	705,585
Curtiss-Wright Corp.	24,281	2,538,336
Ducommun, Inc. (a)	6,160	197,428
Esterline Technologies Corp. (a)	14,602	1,316,370
Kaman Corp.	15,228	849,418
KLX, Inc. (a)(b)	28,370	1,501,624
Kratos Defense & Security Solutions, Inc. (a)	39,692	519,171
Moog, Inc., Class A (a)	17,742	1,480,215
Triumph Group, Inc.	27,486	817,708

		13,541,976
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,574	53,752
Andersons, Inc.	14,793	506,660
Cadiz, Inc. (a)(b)	11,008	139,802
Cal-Maine Foods, Inc. (a)(b)	16,878	693,686
Calavo Growers, Inc.	8,956	655,579
Fresh Del Monte Produce, Inc.	18,166	825,826
Limoneira Co.	6,353	147,199
Sanderson Farms, Inc.	10,925	1,764,606

		4,787,110
Air Transport — 0.5%
Air Transport Services Group, Inc. (a)(b)	32,822	798,887
Allegiant Travel Co.	6,955	915,973
Atlas Air Worldwide Holdings, Inc. (a)	12,542	825,264
Bristow Group, Inc.	17,777	166,215
Era Group, Inc. (a)(b)	8,780	98,248
Hawaiian Holdings, Inc. (a)(b)	29,314	1,100,741
PHI, Inc. (a)	5,893	69,302
SkyWest, Inc.	28,240	1,239,736

		5,214,366

Common Stocks	Shares	Value
Alternative Energy — 0.2%
Ameresco, Inc., Class A (a)(b)	9,001	$70,208
EP Energy Corp., Class A (a)	22,700	74,002
Green Brick Partners, Inc. (a)	12,561	124,354
Green Plains, Inc.	22,028	443,864
REX American Resources Corp. (a)	3,410	319,960
TerraForm Global, Inc., Class A (a)	47,217	224,281
TerraForm Power, Inc., Class A (a)	46,482	614,492
Vivint Solar, Inc. (a)	15,806	53,740

		1,924,901
Aluminum — 0.1%
Century Aluminum Co. (a)(b)	27,013	447,875
Kaiser Aluminum Corp.	9,255	954,561

		1,402,436
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp., Class A (b)	11,168	142,169
Artisan Partners Asset Management, Inc., Class A	24,851	810,143
B. Riley Financial, Inc.	12,818	218,547
Cohen & Steers, Inc.	11,693	461,757
Cowen, Inc., Class A (a)(b)	14,695	261,571
Diamond Hill Investment Group, Inc.	1,806	383,504
Fifth Street Asset Management, Inc.	6,582	25,670
Financial Engines, Inc.	32,561	1,131,495
GAMCO Investors, Inc., Class A	3,706	110,290
Hamilton Lane, Inc., Class A	7,970	213,994
Medley Management, Inc.	4,375	26,906
OM Asset Management PLC	41,150	613,958
Oppenheimer Holdings, Inc., Class A	7,802	135,365
PJT Partners, Inc., Class A	9,615	368,351
Pzena Investment Management, Inc., Class A	10,435	113,637
Silvercrest Asset Management Group, Inc., Class A	4,064	59,131
Virtus Investment Partners, Inc.	3,750	435,187
Waddell & Reed Financial, Inc., Class A	31,126	624,699
Westwood Holdings Group, Inc.	4,395	295,652
Wins Finance Holdings, Inc. (a)	514	107,940
WisdomTree Investments, Inc.	53,746	547,134

		7,087,100
Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)(b)	46,015	808,944
Dana, Inc.	80,151	2,241,022
Dorman Products, Inc. (a)(b)	15,175	1,086,833
Fox Factory Holding Corp. (a)	19,502	840,536
Gentherm, Inc. (a)(b)	19,867	738,059

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Auto Parts (continued)
Horizon Global Corp. (a)	13,990	$246,784
Meritor, Inc. (a)(b)	45,680	1,188,137
Standard Motor Products, Inc.	11,613	560,327
Stoneridge, Inc. (a)	14,461	286,472
Superior Industries International, Inc.	12,724	211,855
Tenneco, Inc.	29,040	1,761,857
Tower International, Inc.	10,434	283,805

		10,254,631
Auto Services — 0.1%
Cooper Tire & Rubber Co.	28,629	1,070,725
Back Office Support, HR & Consulting — 1.7%
Advisory Board Co. (a)(b)	22,117	1,186,024
Angie’s List, Inc. (a)(b)	24,314	302,952
Barrett Business Services, Inc.	3,721	210,348
BG Staffing, Inc.	2,994	49,551
CBIZ, Inc. (a)	27,691	449,979
Convergys Corp.	51,835	1,342,008
CRA International, Inc.	4,800	197,040
DHI Group, Inc. (a)	20,767	53,994
ExlService Holdings, Inc. (a)	17,861	1,041,654
Forrester Research, Inc.	5,496	230,008
FTI Consulting, Inc. (a)(b)	21,682	769,277
GP Strategies Corp. (a)	6,647	205,060
Hackett Group, Inc.	13,092	198,867
Heidrick & Struggles International, Inc.	9,914	209,681
Huron Consulting Group, Inc. (a)	11,913	408,616
ICF International, Inc. (a)	9,885	533,296
Insperity, Inc.	9,862	867,856
Kelly Services, Inc., Class A	17,039	427,509
Kforce, Inc.	13,348	269,630
Korn/Ferry International	27,981	1,103,291
Liquidity Services, Inc. (a)(b)	11,774	69,467
MAXIMUS, Inc.	35,353	2,280,268
Navigant Consulting, Inc. (a)	25,401	429,785
NV5 Global, Inc. (a)(b)	4,236	231,497
On Assignment, Inc. (a)	27,690	1,486,399
Paylocity Holding Corp. (a)(b)	14,726	718,923
Resources Connection, Inc.	15,922	221,316
RPX Corp. (a)	24,057	319,477
ServiceSource International, Inc. (a)(b)	41,620	144,005
StarTek, Inc. (a)	4,727	55,542
Sykes Enterprises, Inc. (a)	21,587	629,477
TeleTech Holdings, Inc.	7,405	309,159
TriNet Group, Inc. (a)	23,354	785,161
TrueBlue, Inc. (a)	22,685	509,278
WageWorks, Inc. (a)	21,765	1,321,136

		19,567,531

Common Stocks	Shares	Value
Banks: Diversified — 9.6%
1st Source Corp.	8,773	$445,668
Access National Corp.	7,853	225,067
ACNB Corp.	2,848	78,890
Allegiance Bancshares, Inc. (a)	6,110	224,848
Ambac Financial Group, Inc. (a)(b)	11,687	201,718
American National Bankshares, Inc.	4,557	187,748
Ameris Bancorp	20,043	962,064
Ames National Corp.	3,923	117,102
Arrow Financial Corp.	6,208	213,245
ASB Bancorp, Inc. (a)	1,204	54,300
Atlantic Capital Bancshares, Inc. (a)	11,339	205,803
Bancfirst Corp.	9,113	517,163
Banco Latinoamericano de Comercio Exterior SA	16,473	484,965
Bancorp, Inc. (a)	26,717	220,950
BancorpSouth, Inc.	48,114	1,542,054
Bank of Commerce Holdings	8,371	96,267
Bank of Marin Bancorp	3,167	216,939
Bank of NT Butterfield & Son Ltd.	29,991	1,098,870
Bankwell Financial Group, Inc.	3,253	120,166
Banner Corp.	18,324	1,122,895
Bar Harbor Bankshares	8,658	271,515
BCB Bancorp, Inc.	3,985	55,591
Beneficial Bancorp, Inc.	38,970	646,902
Boston Private Financial Holdings, Inc.	47,318	783,113
Bridge Bancorp, Inc.	10,731	364,317
Bryn Mawr Bank Corp.	9,342	409,180
Byline Bancorp, Inc. (a)	4,860	103,324
C&F Financial Corp.	2,151	118,305
Cadence BanCorp (a)(b)	4,951	113,477
Camden National Corp.	8,587	374,737
Capital City Bank Group, Inc.	5,906	141,803
Capitol Federal Financial, Inc.	71,501	1,051,065
Capstar Financial Holdings, Inc. (a)	4,768	93,357
Carolina Financial Corp.	7,739	277,675
Cathay General Bancorp	42,283	1,699,777
Centerstate Bank Corp.	30,060	805,608
Central Pacific Financial Corp.	12,060	388,091
Central Valley Community Bancorp	5,236	116,763
Century Bancorp, Inc., Class A	1,680	134,568
Charter Financial Corp.	6,231	115,460
Chemical Financial Corp.	38,945	2,035,266
Chemung Financial Corp.	1,486	69,991
Citizens & Northern Corp.	6,765	166,148
City Holding Co.	8,332	599,154
Civista Bancshares, Inc.	5,286	118,089
CNB Financial Corp.	8,036	219,544
CoBiz Financial, Inc.	21,014	412,715
Codorus Valley Bancorp, Inc.	4,278	131,377

2	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
Columbia Banking System, Inc.	32,050	$1,349,625
Commerce Union Bancshares, Inc.	3,231	74,895
Community Bank System, Inc.	27,257	1,505,949
Community Bankers Trust Corp. (a)	11,454	105,377
Community Financial Corp.	3,237	114,493
Community Trust Bancorp, Inc.	8,659	402,643
ConnectOne Bancorp, Inc.	16,807	413,452
County Bancorp, Inc.	3,680	110,584
CU Bancorp (a)	9,870	382,709
Customers Bancorp, Inc. (a)(b)	15,737	513,341
CVB Financial Corp.	57,004	1,377,787
DNB Financial Corp.	1,174	41,325
Eagle Bancorp, Inc. (a)	17,287	1,159,093
Enterprise Bancorp, Inc.	4,993	181,296
Enterprise Financial Services Corp.	13,127	555,928
Equity Bancshares, Inc., Class A (a)	5,951	211,737
Evans Bancorp, Inc.	2,423	104,674
Farmers & Merchants Bancorp Inc/Archbold (b)	4,810	175,325
Farmers Capital Bank Corp.	4,013	168,747
Farmers National Banc Corp.	13,901	209,210
FB Financial Corp. (a)	7,684	289,840
Fidelity Southern Corp.	11,720	277,061
Financial Institutions, Inc.	7,573	218,102
First Bancorp, Inc.	4,867	147,519
First BanCorp, Puerto Rico (a)	112,704	577,044
First Bancorp/Southern Pines NC	13,719	472,071
First Bancshares, Inc.	4,359	131,424
First Busey Corp.	20,981	657,964
First Business Financial Services, Inc.	4,646	105,697
First Citizens BancShares, Inc., Class A	4,034	1,508,272
First Commonwealth Financial Corp.	54,190	765,705
First Community Bancshares, Inc.	8,888	258,730
First Connecticut Bancorp, Inc.	7,547	201,882
First Financial Bancorp	34,913	912,975
First Financial Bankshares, Inc.	34,596	1,563,739
First Financial Corp.	6,132	291,883
First Foundation, Inc. (a)	16,064	287,385
First Guaranty Bancshares, Inc.	1,454	39,171
First Internet Bancorp	2,992	96,642
First Interstate Bancsystem, Inc., Class A	14,739	563,767
First Merchants Corp.	22,562	968,587
First Mid-Illinois Bancshares, Inc.	5,406	207,590
First Midwest Bancorp, Inc.	56,879	1,332,106
First Northwest Bancorp (a)	5,013	85,722
First of Long Island Corp.	13,041	397,098
Flagstar Bancorp, Inc. (a)(b)	11,907	422,460
FNB Bancorp.	2,837	96,231
Franklin Financial Network, Inc. (a)	6,386	227,661
Fulton Financial Corp.	95,380	1,788,375

Common Stocks	Shares	Value
Banks: Diversified (continued)
German American Bancorp, Inc.	11,697	$444,837
Glacier Bancorp, Inc.	43,210	1,631,610
Great Western Bancorp, Inc.	33,119	1,367,152
Guaranty Bancorp	12,948	359,954
Guaranty Bancshares, Inc.	840	26,872
Hancock Holding Co.	46,654	2,260,386
Hanmi Financial Corp.	17,166	531,288
HarborOne Bancorp, Inc. (a)	7,133	134,172
Heartland Financial USA, Inc.	13,784	680,930
Heritage Commerce Corp.	19,334	275,123
Home BancShares, Inc.	86,947	2,192,803
Hope Bancorp, Inc.	72,570	1,285,215
Horizon Bancorp	11,336	330,671
Howard Bancorp, Inc. (a)	4,759	99,463
Iberiabank Corp.	28,061	2,305,211
Independent Bank Corp.	26,037	1,352,526
Independent Bank Group, Inc.	9,689	584,247
International Bancshares Corp.	30,142	1,208,694
Investar Holding Corp.	4,341	104,618
Lakeland Bancorp, Inc.	24,406	497,882
Lakeland Financial Corp.	13,719	668,390
LCNB Corp.	3,955	82,857
Live Oak Bancshares, Inc.	13,444	315,262
Macatawa Bank Corp.	13,749	141,065
MainSource Financial Group, Inc.	13,513	484,576
MB Financial, Inc.	44,721	2,013,339
MBT Financial Corp.	8,241	90,239
Mercantile Bank Corp.	8,579	299,407
Middlefield Banc Corp.	1,102	50,802
Midland States Bancorp, Inc.	9,099	288,256
MidSouth Bancorp, Inc.	11,308	136,261
National Bank Holdings Corp., Class A	13,557	483,849
National Bankshares, Inc.	3,533	158,808
National Commerce Corp. (a)	6,140	262,792
NBT Bancorp, Inc.	24,101	884,989
Nicolet Bankshares, Inc. (a)(b)	4,816	277,064
Northrim BanCorp, Inc.	3,937	137,598
Norwood Financial Corp.	3,024	92,292
OFG Bancorp	23,614	216,068
Ohio Valley Banc Corp.	1,627	59,223
Old Line Bancshares, Inc.	4,479	125,412
Old National Bancorp	74,992	1,372,354
Old Point Financial Corp.	1,405	45,522
Old Second Bancorp, Inc.	15,775	212,174
Opus Bank	11,131	267,144
Orrstown Financial Services, Inc.	4,036	100,496
Pacific Continental Corp.	11,487	309,575
Pacific Mercantile Bancorp (a)(b)	7,148	65,404
Pacific Premier Bancorp, Inc. (a)	21,667	817,929
Paragon Commercial Corp. (a)	2,224	125,567
Park National Corp.	7,425	801,826
Park Sterling Corp.	30,330	376,699
Parke Bancorp, Inc.	2,446	54,301

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
PCSB Financial Corp. (a)	9,511	$179,377
Peapack Gladstone Financial Corp.	9,471	319,552
Penns Woods Bancorp, Inc.	2,182	101,398
People’s Utah Bancorp	7,063	229,194
Peoples Bancorp of North Carolina, Inc.	1,726	61,480
Peoples Bancorp, Inc.	8,803	295,693
Peoples Financial Services Corp.	3,563	170,311
Preferred Bank	7,125	429,994
Premier Financial Bancorp, Inc.	4,311	93,937
Provident Financial Services, Inc.	33,588	895,792
QCR Holdings, Inc.	6,819	310,264
RBB Bancorp (a)	2,074	47,474
Renasant Corp.	24,171	1,036,936
Republic Bancorp, Inc., Class A	5,309	206,467
Republic First Bancorp, Inc. (a)(b)	26,319	243,451
S&T Bancorp, Inc.	19,140	757,561
Sandy Spring Bancorp, Inc.	13,660	566,070
Seacoast Banking Corp. of Florida (a)	23,156	553,197
ServisFirst Bancshares, Inc.	25,564	993,161
Shore Bancshares, Inc.	5,985	99,650
Sierra Bancorp	6,582	178,701
Simmons First National Corp., Class A	17,144	992,638
SmartFinancial, Inc. (a)(b)	3,826	92,054
South State Corp.	15,839	1,426,302
Southern First Bancshares, Inc. (a)	3,347	121,663
Southern National Bancorp of Virginia, Inc.	11,526	195,827
Southside Bancshares, Inc.	15,076	548,163
Southwest Bancorp, Inc.	9,766	269,053
State Bank Financial Corp.	20,931	599,673
Stock Yards Bancorp, Inc.	11,880	451,440
Summit Financial Group, Inc.	5,843	149,931
Sunshine Bancorp, Inc. (a)	5,481	127,378
Texas Capital Bancshares, Inc. (a)	27,479	2,357,698
Tompkins Financial Corp.	8,327	717,288
TowneBank	31,440	1,053,240
Trico Bancshares	11,213	456,930
Tristate Capital Holdings, Inc. (a)(b)	11,861	271,617
Triumph Bancorp, Inc. (a)	10,552	340,302
TrustCo Bank Corp. NY	50,023	445,205
Trustmark Corp.	36,506	1,209,079
Two River Bancorp	4,102	81,302
UMB Financial Corp.	25,126	1,871,636
Umpqua Holdings Corp.	123,426	2,408,041
Union Bankshares Corp.	23,648	834,774
Union Bankshares, Inc.	1,728	83,635
United Bankshares, Inc.	54,858	2,037,975
United Community Banks, Inc.	39,450	1,125,903
United Community Financial Corp.	26,388	253,325

Common Stocks	Shares	Value
Banks: Diversified (continued)
United Security Bancshares	5,334	$50,673
Unity Bancorp, Inc.	3,660	72,468
Univest Corp. of Pennsylvania	14,219	455,008
Valley National Bancorp	141,523	1,705,352
Veritex Holdings, Inc. (a)	10,033	270,490
Washington Trust Bancorp, Inc.	8,223	470,767
WashingtonFirst Bankshares, Inc.	5,165	183,822
WesBanco, Inc.	23,854	978,491
West BanCorp., Inc.	8,473	206,741
Westamerica BanCorp	14,394	857,019
Wintrust Financial Corp.	30,652	2,400,358
Xenith Bankshares, Inc. (a)	2,460	79,950

		109,718,592
Banks: Savings, Thrift & Mortgage Lending — 1.8%
Astoria Financial Corp.	52,361	1,125,761
Banc of California, Inc.	24,031	498,643
Bank Mutual Corp.	23,127	234,739
BankFinancial Corp.	6,891	109,498
Bear State Financial, Inc.	10,894	111,772
Berkshire Hills Bancorp, Inc.	22,140	857,925
BofI Holding, Inc. (a)	32,506	925,446
Brookline Bancorp, Inc.	42,271	655,200
BSB Bancorp, Inc. (a)(b)	4,496	134,655
Clifton Bancorp, Inc.	10,651	178,085
Dime Community Bancshares, Inc.	18,007	387,151
Entegra Financial Corp. (a)(b)	2,913	72,679
ESSA Bancorp, Inc.	4,135	64,920
First Defiance Financial Corp.	5,169	271,321
First Financial Northwest, Inc.	4,824	81,960
Flushing Financial Corp.	15,162	450,615
Great Southern Bancorp, Inc.	5,722	318,429
Greene County Bancorp, Inc.	1,302	39,125
Heritage Financial Corp.	16,179	477,280
Hingham Institution for Savings	601	114,352
Home Bancorp, Inc.	3,213	134,368
HomeStreet, Inc. (a)	14,916	402,732
Investors Bancorp, Inc.	143,533	1,957,790
Kearny Financial Corp.	47,700	732,195
Ladder Capital Corp.	43,286	596,481
LegacyTexas Financial Group, Inc.	25,713	1,026,463
Malvern Bancorp, Inc. (a)	3,438	91,967
Meridian Bancorp, Inc.	25,879	482,643
MutualFirst Financial, Inc.	3,230	124,194
Northfield Bancorp, Inc.	23,340	404,949
Northwest Bancshares, Inc.	51,767	894,016
OceanFirst Financial Corp.	17,054	468,814
Oconee Federal Financial Corp.	624	17,497
Ocwen Financial Corp. (a)	59,047	203,122
Oritani Financial Corp.	21,598	362,846
Provident Bancorp, Inc. (a)	1,898	43,939
Provident Financial Holdings, Inc.	2,316	45,394

4	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
Prudential Bancorp, Inc.	4,215	$78,104
Riverview Bancorp, Inc.	10,920	91,728
SI Financial Group, Inc.	6,255	93,512
Southern Missouri Bancorp, Inc.	4,598	167,781
Sterling Bancorp	71,805	1,769,993
Territorial Bancorp, Inc.	4,521	142,728
Timberland Bancorp, Inc.	3,309	103,704
United Financial Bancorp, Inc.	27,602	504,841
Washington Federal, Inc.	48,854	1,643,937
Waterstone Financial, Inc.	13,870	270,465
Western New England Bancorp, Inc.	14,315	156,034
WSFS Financial Corp.	16,826	820,267

		20,942,060
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	4,748	741,638
Castle Brands, Inc. (a)	51,353	68,813
Craft Brew Alliance, Inc. (a)(b)	7,359	129,150
Primo Water Corp. (a)(b)	13,482	159,762

		1,099,363
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	2,565	553,399
Farmer Bros Co. (a)	4,695	154,231
National Beverage Corp.	6,346	787,221

		1,494,851
Biotechnology — 5.9%
Acceleron Pharma, Inc. (a)(b)	17,544	654,742
Acorda Therapeutics, Inc. (a)(b)	23,164	547,829
Aduro Biotech, Inc. (a)(b)	25,791	274,674
Advaxis, Inc. (a)(b)	20,942	87,538
Agenus, Inc. (a)(b)	39,921	176,052
Aileron Therapeutics, Inc. (a)	3,794	50,764
Aimmune Therapeutics, Inc. (a)(b)	19,109	473,712
Akcea Therapeutics, Inc. (a)	8,804	243,607
Akebia Therapeutics, Inc. (a)(b)	25,334	498,320
Alder Biopharmaceuticals, Inc. (a)(b)	37,096	454,426
AMAG Pharmaceuticals, Inc. (a)	19,455	358,945
Amicus Therapeutics, Inc. (a)	89,207	1,345,242
AnaptysBio, Inc. (a)	7,140	249,543
Anavex Life Sciences Corp. (a)(b)	20,570	85,160
ANI Pharmaceuticals, Inc. (a)	4,255	223,345
Ardelyx, Inc. (a)	18,648	104,429
Arena Pharmaceuticals, Inc. (a)	22,393	571,021
Array BioPharma, Inc. (a)	96,120	1,182,276
Assembly Biosciences, Inc. (a)	7,507	262,144
Asterias Biotherapeutics, Inc. (a)(b)	12,667	43,068
Atara Biotherapeutics, Inc. (a)	13,763	227,778
Athenex, Inc. (a)(b)	4,668	81,737
Athersys, Inc. (a)(b)	48,375	99,652

Common Stocks	Shares	Value
Biotechnology (continued)
Audentes Therapeutics, Inc. (a)	8,274	$231,755
Avexis, Inc. (a)(b)	13,348	1,291,152
Axovant Sciences Ltd. (a)	18,560	127,693
Bellicum Pharmaceuticals, Inc. (a)(b)	14,891	171,991
BioCryst Pharmaceuticals, Inc. (a)(b)	42,473	222,559
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	6,281	234,784
BioTelemetry, Inc. (a)(b)	14,931	492,723
BioTime, Inc. (a)(b)	40,304	114,463
Bluebird Bio, Inc. (a)	24,886	3,418,092
Blueprint Medicines Corp. (a)(b)	20,878	1,454,570
Calithera Biosciences, Inc. (a)	18,156	285,957
Calyxt, Inc. (a)	4,973	121,789
Cascadian Therapeutics, Inc. (a)	19,068	77,988
Catalyst Pharmaceutical, Inc. (a)	39,337	99,129
Celldex Therapeutics, Inc. (a)	67,149	192,046
ChemoCentryx, Inc. (a)	13,511	100,252
Clearside Biomedical, Inc. (a)	11,559	101,026
Clovis Oncology, Inc. (a)	23,877	1,967,465
Codexis, Inc. (a)	21,144	140,608
Coherus Biosciences, Inc. (a)(b)	22,773	304,020
Collegium Pharmaceutical, Inc. (a)(b)	12,574	131,901
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	23,694	169,412
Corium International, Inc. (a)	14,835	164,372
Curis, Inc. (a)	66,996	99,824
Cytokinetics, Inc. (a)(b)	23,189	336,240
CytomX Therapeutics, Inc. (a)	15,462	280,945
Dermira, Inc. (a)(b)	20,509	553,743
Dova Pharmaceuticals, Inc. (a)	3,211	77,963
Dynavax Technologies Corp. (a)	34,211	735,536
Edge Therapeutics, Inc. (a)	10,339	110,937
Editas Medicine, Inc. (a)	18,675	448,387
Emergent Biosolutions, Inc. (a)	17,387	703,304
Enzo Biochem, Inc. (a)	21,998	230,319
Epizyme, Inc. (a)	22,017	419,424
Exact Sciences Corp. (a)(b)	63,945	3,013,088
Fate Therapeutics, Inc. (a)(b)	22,531	89,223
FibroGen, Inc. (a)	35,861	1,929,322
Five Prime Therapeutics, Inc. (a)	14,422	590,004
Fortress Biotech, Inc. (a)	17,717	78,309
Foundation Medicine, Inc. (a)	8,354	335,831
G1 Therapeutics, Inc. (a)	4,828	120,169
GenMark Diagnostics, Inc. (a)	27,948	269,139
Genocea Biosciences, Inc. (a)(b)	16,766	24,478
Genomic Health, Inc. (a)	11,555	370,800
Geron Corp. (a)(b)	78,995	172,209
Global Blood Therapeutics, Inc. (a)(b)	20,632	640,624
Halozyme Therapeutics, Inc. (a)(b)	63,867	1,109,370
Heron Therapeutics, Inc. (a)(b)	24,870	401,650

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
Idera Pharmaceuticals, Inc. (a)	62,176	$138,652
Ignyta, Inc. (a)(b)	29,138	359,854
ImmunoGen, Inc. (a)	45,021	344,411
Immunomedics, Inc. (a)	56,553	790,611
INC Research Holdings, Inc., Class A (a)	29,751	1,555,977
Inovio Pharmaceuticals, Inc. (a)	47,856	303,407
Insmed, Inc. (a)	41,055	1,281,327
Insys Therapeutics, Inc. (a)(b)	13,642	121,141
Intellia Therapeutics, Inc. (a)(b)	7,902	196,365
Invitae Corp. (a)	20,794	194,840
Iovance Biotherapeutics, Inc. (a)	31,798	246,434
Jounce Therapeutics, Inc. (a)(b)	8,903	138,709
Kala Pharmaceuticals, Inc. (a)	4,899	111,893
Karyopharm Therapeutics, Inc. (a)	18,762	206,007
Keryx Biopharmaceuticals, Inc. (a)	51,479	365,501
Kindred Biosciences, Inc. (a)(b)	11,686	91,735
Kura Oncology, Inc. (a)	12,463	186,322
Lexicon Pharmaceuticals, Inc. (a)	23,788	292,354
Ligand Pharmaceuticals, Inc. (a)	11,006	1,498,467
Loxo Oncology, Inc. (a)(b)	12,732	1,172,872
MacroGenics, Inc. (a)(b)	19,987	369,360
Madrigal Pharmaceuticals, Inc. (a)	1,336	60,093
Matinas BioPharma Holdings, Inc. (a)(b)	22,300	29,436
MediciNova, Inc. (a)(b)	16,670	106,188
Merrimack Pharmaceuticals, Inc.	7,315	106,360
Mersana Therapeutics, Inc. (a)	3,584	61,967
Minerva Neurosciences, Inc. (a)	14,452	109,835
Miragen Therapeutics, Inc. (a)	7,640	69,906
Momenta Pharmaceuticals, Inc. (a)	38,670	715,395
Myriad Genetics, Inc. (a)(b)	34,936	1,263,984
NantKwest, Inc. (a)	16,787	91,993
Natera, Inc. (a)	18,800	242,332
Nektar Therapeutics (a)(b)	80,676	1,936,224
Neos Therapeutics, Inc. (a)	14,777	135,210
NewLink Genetics Corp. (a)(b)	12,015	122,313
Novavax, Inc. (a)(b)	158,887	181,131
Novelion Therapeutics, Inc. (a)	6,031	42,398
Nymox Pharmaceutical Corp. (a)(b)	11,855	45,286
Omeros Corp. (a)(b)	25,431	549,818
Organovo Holdings, Inc. (a)(b)	56,448	125,315
Ovid therapeutics, Inc. (a)(b)	1,834	15,717
Pacific Biosciences of California, Inc. (a)	60,934	319,903
PDL BioPharma, Inc. (a)	88,785	300,981
Penumbra, Inc. (a)(b)	15,840	1,430,352
Pieris Pharmaceuticals, Inc. (a)	19,549	112,602
PRA Health Sciences, Inc. (a)	26,859	2,045,850
Progenics Pharmaceuticals, Inc. (a)	38,278	281,726
Protagonist Therapeutics, Inc. (a)	5,694	100,613
Prothena Corp. PLC (a)(b)	21,265	1,377,334

Common Stocks	Shares	Value
Biotechnology (continued)
PTC Therapeutics, Inc. (a)	22,523	$450,685
Pulse Biosciences, Inc. (a)(b)	5,044	93,869
Puma Biotechnology, Inc. (a)(b)	15,885	1,902,229
Ra Pharmaceuticals, Inc. (a)	6,516	95,134
RadNet, Inc. (a)(b)	21,101	243,717
Recro Pharma, Inc. (a)	5,383	48,339
REGENXBIO, Inc. (a)	15,674	516,458
Repligen Corp. (a)(b)	20,922	801,731
Retrophin, Inc. (a)(b)	20,693	515,049
Rigel Pharmaceuticals, Inc. (a)(b)	66,805	169,685
Rockwell Medical, Inc. (a)(b)	25,424	217,629
RTI Surgical, Inc. (a)	29,276	133,206
Sage Therapeutics, Inc. (a)	18,288	1,139,342
Sangamo Therapeutics, Inc. (a)	46,741	701,115
Sarepta Therapeutics, Inc. (a)	31,989	1,451,021
Selecta Biosciences, Inc. (a)(b)	8,246	150,489
Seres Therapeutics, Inc. (a)	10,903	174,884
Sienna Biopharmaceuticals, Inc. (a)	3,227	71,801
Spark Therapeutics, Inc. (a)	14,730	1,313,327
Stemline Therapeutics, Inc. (a)(b)	10,980	121,878
Strongbridge Biopharma PLC (a)	12,530	86,457
Sucampo Pharmaceuticals, Inc., Class A (a)(b)	13,353	157,565
Synergy Pharmaceuticals, Inc. (a)	122,952	356,561
Syros Pharmaceuticals, Inc. (a)	6,792	99,978
Tocagen, Inc. (a)	3,626	45,180
Trevena, Inc. (a)	27,410	69,895
Vanda Pharmaceuticals, Inc. (a)	24,148	432,249
VBI Vaccines, Inc. (a)	7,930	30,530
Veracyte, Inc. (a)	12,462	109,292
Versartis, Inc. (a)	18,972	46,481
vTv Therapeutics, Inc., Class A (a)(b)	1,667	9,969
XBiotech, Inc. (a)(b)	9,268	40,501
Xencor, Inc. (a)	21,804	499,748
ZIOPHARM Oncology, Inc. (a)	73,852	453,451

		67,748,535
Building Materials — 1.1%
Armstrong Flooring, Inc. (a)	12,479	196,544
Builders FirstSource, Inc. (a)	54,166	974,446
Caesarstone Ltd. (a)	12,312	366,898
Continental Building Products, Inc. (a)	21,904	569,504
Gibraltar Industries, Inc. (a)	17,444	543,381
Griffon Corp.	16,269	361,172
Huttig Building Products, Inc. (a)(b)	10,383	73,304
Louisiana-Pacific Corp. (a)	80,092	2,168,891
LSI Industries, Inc.	13,584	89,790
Masonite International Corp. (a)(b)	16,318	1,129,206
NCI Building Systems, Inc. (a)(b)	21,958	342,545

6	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Building Materials (continued)
Patrick Industries, Inc. (a)	8,729	$734,109
PGT Innovations, Inc. (a)	26,287	392,991
Quanex Building Products Corp.	19,259	441,994
Simpson Manufacturing Co., Inc.	22,384	1,097,711
Summit Materials, Inc., Class A (a)(b)	58,398	1,870,488
Trex Co., Inc. (a)	16,346	1,472,284

		12,825,258
Building: Climate Control — 0.1%
AAON, Inc.	22,243	766,828
Comfort Systems USA, Inc.	20,383	727,673

		1,494,501
Building: Roofing, Wallboard & Plumbing — 0.3%
Beacon Roofing Supply, Inc. (a)	37,183	1,905,629
Forterra, Inc. (a)(b)	11,290	50,805
Foundation Building Materials, Inc. (a)	10,500	148,470
JELD-WEN Holding, Inc. (a)	30,776	1,093,163

		3,198,067
Cable Television Services — 0.0%
WideOpenWest, Inc. (a)	12,235	184,504
Casinos & Gambling — 0.5%
Boyd Gaming Corp.	45,899	1,195,669
Caesars Acquisition Co., Class A (a)(b)	27,485	589,553
Caesars Entertainment Corp. (a)(b)	31,198	416,493
Century Casinos, Inc. (a)	10,571	86,788
Eldorado Resorts, Inc. (a)(b)	26,005	667,028
Inspired Entertainment, Inc. (a)	1,465	19,411
Monarch Casino & Resort, Inc. (a)	6,362	251,490
Penn National Gaming, Inc. (a)	35,154	822,252
Scientific Games Corp., Class A (a)(b)	28,971	1,328,321

		5,377,005
Cement — 0.1%
US Concrete, Inc. (a)(b)	8,220	627,186
Chemicals: Diversified — 0.9%
Aceto Corp.	15,533	174,436
AdvanSix, Inc. (a)	16,726	664,859
AgroFresh Solutions, Inc. (a)	10,625	74,694
American Vanguard Corp.	15,567	356,484
CSW Industrials, Inc. (a)(b)	8,541	378,793
GCP Applied Technologies, Inc. (a)	39,784	1,221,369
Hawkins, Inc.	5,075	207,060
Ingevity Corp. (a)	23,284	1,454,551
Innophos Holdings, Inc.	10,486	515,806
KMG Chemicals, Inc.	4,935	270,833
Landec Corp. (a)	14,535	188,228
LSB Industries, Inc. (a)(b)	10,895	86,506

Common Stocks	Shares	Value
Chemicals: Diversified (continued)
Nexeo Solutions, Inc. (a)	15,133	$110,471
OMNOVA Solutions, Inc. (a)	22,871	250,437
PolyOne Corp.	44,717	1,790,022
Rayonier Advanced Materials, Inc.	23,550	322,635
Sensient Technologies Corp.	24,480	1,883,002
Tronox Ltd., Class A	37,750	796,525

		10,746,711
Chemicals: Specialty — 0.5%
Advanced Emissions Solutions, Inc.	2,275	24,957
Balchem Corp.	17,504	1,422,900
Calgon Carbon Corp.	27,562	589,827
FutureFuel Corp.	13,611	214,237
Innospec, Inc.	13,248	816,739
Kraton Corp. (a)(b)	16,444	664,995
Quaker Chemical Corp.	7,066	1,045,415
Stepan Co.	10,959	916,830
Valhi, Inc.	18,357	44,608

		5,740,508
Coal — 0.2%
Arch Coal, Inc., Class A	11,954	857,580
Cloud Peak Energy, Inc. (a)(b)	43,034	157,504
Hallador Energy Co.	6,490	37,123
Peabody Energy Corp. (a)	33,526	972,589
Ramaco Resources, Inc. (a)(b)	4,174	27,674
Warrior Met Coal, Inc.	9,097	214,416
Westmoreland Coal Co. (a)(b)	7,087	18,072

		2,284,958
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	12,781	245,395
Green Bancorp, Inc. (a)	11,276	266,677
HomeTrust Bancshares, Inc. (a)	9,004	230,953
Sun Bancorp, Inc.	5,177	128,649

		871,674
Commercial Finance & Mortgage Companies — 0.3%
Capital Bank Financial Corp., Class A	16,328	670,264
Federal Agricultural Mortgage Corp., Class C	5,103	371,192
Impac Mortgage Holdings, Inc. (a)	6,777	88,508
Meta Financial Group, Inc.	4,889	383,298
Nationstar Mortgage Holdings, Inc. (a)	17,071	317,009
NewStar Financial, Inc.	16,965	199,169
On Deck Capital, Inc. (a)	28,884	134,888
PennyMac Financial Services, Inc. (a)(c)	3,162	56,284
RE/MAX Holdings, Inc., Class A	10,149	644,969
Walker & Dunlop, Inc. (a)(b)	15,371	804,364

		3,669,945

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.1%
Aqua Metals, Inc. (a)(b)	7,409	$50,752
ARC Document Solutions, Inc. (a)	21,353	87,334
Collectors Universe, Inc.	3,317	79,508
Hill International, Inc. (a)(b)	16,495	78,351
Information Services Group, Inc. (a)(b)	16,905	67,958
National Research Corp., Class A	5,288	199,358
Weight Watchers International, Inc. (a)(b)	15,371	669,407

		1,232,668
Commercial Services: Rental & Leasing — 0.8%
Aircastle Ltd.	26,195	583,886
CAI International, Inc. (a)	8,694	263,602
GATX Corp.	21,336	1,313,444
GMS, Inc. (a)	15,827	560,276
H&E Equipment Services, Inc.	17,523	511,672
Herc Holdings, Inc. (a)	13,105	643,849
Marlin Business Services Corp.	4,957	142,514
McGrath RentCorp	13,341	583,669
Mobile Mini, Inc.	24,041	828,212
Neff Corp., Class A (a)	4,706	117,650
NOW, Inc. (a)	58,895	813,340
PHH Corp. (a)	29,511	411,088
Rush Enterprises, Inc., Class B (a)	2,370	103,379
SiteOne Landscape Supply, Inc. (a)(b)	18,392	1,068,575
Triton International Ltd. (a)	23,451	780,449
Willis Lease Finance Corp. (a)	1,613	39,664

		8,765,269
Commercial Vehicles & Parts — 0.5%
Blue Bird Corp. (a)	3,210	66,126
Commercial Vehicle Group, Inc. (a)(b)	14,352	105,487
Cooper-Standard Holding, Inc. (a)	9,459	1,096,960
Miller Industries, Inc.	5,854	163,619
Modine Manufacturing Co. (a)	27,412	527,681
Motorcar Parts of America, Inc. (a)(b)	9,889	291,330
Navistar International Corp. (a)(b)	27,076	1,193,240
REV Group, Inc.	6,925	199,163
Rush Enterprises, Inc., Class A (a)	16,581	767,535
Spartan Motors, Inc.	17,905	197,850
Wabash National Corp.	32,205	734,918

		5,343,909
Communications Equipment — 0.0%
Aerohive Networks, Inc. (a)(b)	14,230	58,201
Communications Technology — 1.6%
ADTRAN, Inc.	27,721	665,304
Anixter International, Inc. (a)	16,037	1,363,145

Common Stocks	Shares	Value
Communications Technology (continued)
Bel Fuse, Inc., Class B	5,252	$163,862
Calix, Inc. (a)(b)	23,468	118,513
Ciena Corp. (a)(b)	78,198	1,718,010
Comtech Telecommunications Corp.	12,279	252,088
Digi International, Inc. (a)	14,291	151,485
DigitalGlobe, Inc. (a)	34,550	1,217,888
Extreme Networks, Inc. (a)	58,909	700,428
Finisar Corp. (a)	62,122	1,377,245
General Cable Corp.	27,217	513,040
GSI Technology, Inc. (a)	5,872	42,689
Harmonic, Inc. (a)	43,047	131,293
Infinera Corp. (a)(b)	78,615	697,315
Intelsat SA (a)	19,547	91,871
InterDigital, Inc.	19,260	1,420,425
KVH Industries, Inc. (a)	7,710	92,135
Loral Space & Communications, Inc. (a)(b)	7,558	374,121
Lumentum Holdings, Inc. (a)(b)	33,402	1,815,399
NeoPhotonics Corp. (a)(b)	18,209	101,242
NETGEAR, Inc. (a)	17,862	850,231
Ooma, Inc. (a)(b)	9,651	101,818
Plantronics, Inc.	18,558	820,635
Quantenna Communications, Inc. (a)	11,127	187,045
RingCentral, Inc., Class A (a)	33,866	1,413,906
Sonus Networks, Inc. (a)	25,825	197,561
TeleNav, Inc. (a)	16,771	106,496
ViaSat, Inc. (a)(b)	29,064	1,869,396

		18,554,586
Computer Services Software & Systems — 5.7%
A10 Networks, Inc. (a)	26,260	198,526
ACI Worldwide, Inc. (a)(b)	63,429	1,444,913
Acxiom Corp. (a)(b)	44,418	1,094,460
Alarm.com Holdings, Inc. (a)	10,935	494,043
Alteryx, Inc., Class A (a)	4,845	98,693
American Software, Inc., Class A	13,301	151,099
Appfolio, Inc., Class A (a)(b)	4,298	206,089
Aspen Technology, Inc. (a)	41,032	2,577,220
Avid Technology, Inc. (a)(b)	19,459	88,344
Bankrate, Inc. (a)(b)	26,112	364,262
Barracuda Networks, Inc. (a)	13,856	335,731
Bazaarvoice, Inc. (a)	44,678	221,156
Benefitfocus, Inc. (a)	9,620	323,713
Blackbaud, Inc.	26,028	2,285,258
Blackline, Inc. (a)(b)	8,993	306,841
Blucora, Inc. (a)	24,467	619,015
Bottomline Technologies, Inc. (a)	21,836	695,040
Box, Inc., Class A (a)	43,934	848,805
Brightcove, Inc. (a)(b)	18,543	133,510
BroadSoft, Inc. (a)(b)	16,715	840,764

8	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
CACI International, Inc., Class A (a)	13,440	$1,872,864
Callidus Software, Inc. (a)	35,385	872,240
Cloudera, Inc. (a)(b)	7,802	129,669
CommerceHub, Inc., Series A (a)(b)	7,182	162,098
CommerceHub, Inc., Series C (a)	15,791	337,138
CommVault Systems, Inc. (a)	21,410	1,301,728
Cornerstone OnDemand, Inc. (a)	28,797	1,169,446
Coupa Software, Inc. (a)	17,726	552,165
CSG Systems International, Inc.	18,375	736,837
Digimarc Corp. (a)	5,287	193,504
Ebix, Inc. (b)	12,942	844,465
Endurance International Group Holdings, Inc. (a)	30,884	253,249
Envestnet, Inc. (a)(b)	23,758	1,211,658
EPAM Systems, Inc. (a)	26,835	2,359,602
ePlus, Inc. (a)(b)	7,217	667,212
Everbridge, Inc. (a)	8,974	237,093
Evolent Health, Inc., Class A (a)(b)	30,197	537,507
Exa Corp. (a)	6,593	159,419
Groupon, Inc. (a)	187,597	975,504
Hortonworks, Inc. (a)(b)	28,409	481,533
HubSpot, Inc. (a)(b)	18,821	1,581,905
Imperva, Inc. (a)	18,339	795,913
Inovalon Holdings, Inc., Class A (a)(b)	34,478	587,850
Internap Corp. (a)(b)	43,805	190,552
KEYW Holding Corp. (a)	25,569	194,580
Leaf Group Ltd. (a)	4,456	30,746
LendingClub Corp. (a)(b)	175,015	1,065,841
Limelight Networks, Inc. (a)(b)	42,523	168,816
LivePerson, Inc. (a)(b)	29,616	401,297
Majesco (a)(b)	1,856	9,261
Mantech International Corp., Class A	14,772	652,184
Meet Group, Inc. (a)	37,117	135,106
Mercury Systems, Inc. (a)	25,467	1,321,228
MicroStrategy, Inc., Class A (a)	5,106	652,087
MINDBODY, Inc., Class A (a)(b)	24,016	620,814
Mitek Systems, Inc. (a)(b)	16,755	159,173
Monotype Imaging Holdings, Inc.	22,567	434,415
MuleSoft, Inc., Class A (a)	13,886	279,664
Netscout Systems, Inc. (a)(b)	47,302	1,530,220
New Relic, Inc. (a)	16,375	815,475
NIC, Inc.	34,599	593,373
Nutanix, Inc., Class A (a)(b)	32,047	717,532
Okta, Inc. (a)	7,895	222,718
Ominto, Inc. (a)(b)	6,074	27,333
PDF Solutions, Inc. (a)(b)	15,097	233,853
Pegasystems, Inc.	20,370	1,174,330
Pendrell Corp. (a)(b)	3,961	27,054
Perficient, Inc. (a)	18,341	360,767
Presidio, Inc. (a)	10,281	145,476
Progress Software Corp.	25,849	986,656
Proofpoint, Inc. (a)	23,869	2,081,854

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
PROS Holdings, Inc. (a)	14,429	$348,172
Q2 Holdings, Inc. (a)(b)	17,622	733,956
QAD, Inc., Class A	5,088	174,773
Rapid7, Inc. (a)(b)	11,007	193,723
RealNetworks, Inc. (a)(b)	11,384	54,643
RealPage, Inc. (a)(b)	32,536	1,298,186
Reis, Inc.	4,357	78,426
Science Applications International Corp.	23,891	1,597,113
SecureWorks Corp., Class A (a)	3,584	44,262
Shutterstock, Inc. (a)	10,033	333,999
Simulations Plus, Inc.	5,816	90,148
SPS Commerce, Inc. (a)	9,084	515,154
Synchronoss Technologies, Inc. (a)	23,386	218,191
SYNNEX Corp.	16,018	2,026,437
Syntel, Inc.	19,261	378,479
TechTarget, Inc. (a)(b)	10,228	122,122
Tintri, Inc. (a)	8,668	27,218
TiVo Corp.	64,227	1,274,906
Tucows, Inc., Class A (a)(b)	4,696	274,951
Twilio, Inc. (a)	33,969	1,013,975
Unisys Corp. (a)	28,471	242,003
Upland Software, Inc. (a)	4,107	86,904
Varonis Systems, Inc. (a)	10,501	439,992
VASCO Data Security International, Inc. (a)	16,022	193,065
VeriFone Systems, Inc. (a)	60,973	1,236,532
Verint Systems, Inc. (a)(b)	34,711	1,452,655
Veritone, Inc. (a)(b)	1,357	61,676
VirnetX Holding Corp. (a)(b)	29,662	115,682
Virtusa Corp. (a)	15,064	569,118
Web.com Group, Inc. (a)(b)	21,498	537,450
Workiva, Inc. (a)	13,081	272,739
Yelp, Inc. (a)	42,372	1,834,708
Yext, Inc. (a)(b)	5,857	77,781
Zix Corp. (a)	28,984	141,732

		64,641,357
Computer Technology — 0.6%
3D Systems Corp. (a)(b)	58,973	789,648
Cray, Inc. (a)	21,796	423,932
Diebold Nixdorf, Inc.	41,942	958,375
Immersion Corp. (a)(b)	13,714	112,043
Impinj, Inc. (a)(b)	10,378	431,828
Insight Enterprises, Inc. (a)	19,682	903,797
PC Connection, Inc.	6,323	178,245
PCM, Inc. (a)	6,050	84,700
Pure Storage, Inc., Class A (a)	51,237	819,280
Quantum Corp. (a)	15,989	97,853
Radisys Corp. (a)(b)	16,945	23,215
Safeguard Scientifics, Inc. (a)(b)	12,119	161,789
Stratasys Ltd. (a)	28,180	651,522
Super Micro Computer, Inc. (a)(b)	21,191	468,321
Synaptics, Inc. (a)	19,438	761,581

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Technology (continued)
USA Technologies, Inc. (a)	29,191	$182,444

		7,048,573
Construction — 0.6%
Aegion Corp. (a)	18,076	420,809
Chicago Bridge & Iron Co. NV (b)	55,008	924,134
EMCOR Group, Inc.	32,531	2,257,001
Granite Construction, Inc.	21,751	1,260,470
Great Lakes Dredge & Dock Corp. (a)	31,880	154,618
Orion Group Holdings, Inc. (a)	13,476	88,403
Primoris Services Corp.	21,495	632,383
Sterling Construction Co., Inc. (a)(b)	13,834	210,692
Tutor Perini Corp. (a)(b)	20,563	583,989

		6,532,499
Consumer Electronics — 0.2%
Fitbit, Inc., Series A (a)(b)	95,357	663,685
Universal Electronics, Inc. (a)(b)	7,547	478,480
VOXX International Corp. (a)	11,261	96,281
XO Group, Inc. (a)	14,239	280,081
ZAGG, Inc. (a)(b)	15,368	242,046

		1,760,573
Consumer Lending — 0.7%
Elevate Credit, Inc. (a)	9,426	57,593
Encore Capital Group, Inc. (a)(b)	8,178	362,285
Enova International, Inc. (a)	19,108	257,003
Ezcorp, Inc., Class A (a)(b)	26,977	256,282
FirstCash, Inc.	26,575	1,678,211
LendingTree, Inc. (a)(b)	3,468	847,753
Marcus & Millichap, Inc. (a)	8,905	240,346
MGIC Investment Corp. (a)	204,343	2,560,418
MoneyGram International, Inc. (a)(b)	16,913	272,468
Nelnet, Inc., Class A	11,551	583,325
PRA Group, Inc. (a)(b)	26,414	756,761
Regional Management Corp. (a)(b)	6,149	148,867
World Acceptance Corp. (a)	3,258	270,056

		8,291,368
Consumer Services: Miscellaneous — 0.4%
Cars.com, Inc. (a)	39,678	1,055,832
Chuy’s Holdings, Inc. (a)	9,012	189,703
Core-Mark Holding Co., Inc.	25,447	817,867
CPI Card Group, Inc. (b)	14,546	17,164
Del Frisco’s Restaurant Group, Inc. (a)	11,897	173,101
Nutrisystem, Inc.	16,189	904,965

Common Stocks	Shares	Value
Consumer Services: Miscellaneous (continued)
Sotheby’s (a)	20,657	$952,494

		4,111,126
Containers & Packaging — 0.1%
Greif, Inc., Class A	13,992	819,092
Greif, Inc., Class B	2,965	190,501
Myers Industries, Inc.	12,517	262,231
UFP Technologies, Inc. (a)	2,859	80,338
Veritiv Corp. (a)	6,113	198,672

		1,550,834
elf Beauty, Inc. (a)(b)	10,600	239,030
Inter Parfums, Inc.	9,241	381,191
Revlon, Inc., Class A (a)(b)	6,624	162,619

		782,840
Diversified Financial Services — 1.0%
Altisource Portfolio Solutions SA (a)	6,257	161,869
Associated Capital Group, Inc., Class A	3,120	111,384
Blackhawk Network Holdings, Inc. (a)(b)	30,561	1,338,572
California First National Bancorp	691	12,507
Evercore, Inc., Class A	21,366	1,714,621
FCB Financial Holdings, Inc., Class A (a)	19,406	937,310
FNFV Group (a)	35,028	600,730
Greenhill & Co., Inc.	14,732	244,551
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	27,094	660,281
Houlihan Lokey, Inc.	13,551	530,251
HRG Group, Inc. (a)(b)	66,404	1,036,566
Liberty Tax, Inc.	4,135	59,544
MBIA, Inc. (a)(b)	71,794	624,608
MidWestOne Financial Group, Inc.	6,122	206,679
Moelis & Co., Class A	17,573	756,518
Piper Jaffray Cos.	8,235	488,747
Planet Payment, Inc. (a)	20,443	87,700
Stifel Financial Corp.	36,542	1,953,535
Tiptree, Inc., Class A	13,591	84,944

		11,610,917
Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.	27,651	1,947,737
Federal Signal Corp.	31,733	675,278
Harsco Corp. (a)	44,837	937,093
Lydall, Inc. (a)	8,980	514,554
OSI Systems, Inc. (a)	9,474	865,639
Raven Industries, Inc.	19,609	635,332
Standex International Corp.	6,817	723,965

10	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Diversified Manufacturing Operations (continued)
TriMas Corp. (a)	24,624	$664,848

		6,964,446
Diversified Materials & Processing — 0.4%
Belden, Inc.	22,945	1,847,761
Cabot Microelectronics Corp.	13,698	1,094,881
Encore Wire Corp.	10,955	490,510
Energous Corp. (a)(b)	10,232	129,537
Insteel Industries, Inc.	9,543	249,168
Koppers Holdings, Inc. (a)	11,241	518,772
NL Industries, Inc. (a)	4,662	42,658
Tredegar Corp.	13,666	245,988
Uranium Energy Corp. (a)	73,619	101,594

		4,720,869
EW Scripps Co., Class A (a)(b)	31,764	607,010
Hemisphere Media Group, Inc. (a)	8,520	101,814

		708,824
Diversified Retail — 0.6%
Big Lots, Inc.	24,510	1,313,001
Dillard’s, Inc., Class A (b)	7,771	435,720
Duluth Holdings, Inc., Class B (a)	5,109	103,662
Etsy, Inc. (a)(b)	63,091	1,064,976
Fred’s, Inc., Class A (b)	16,633	107,117
Gaia, Inc. (a)	3,712	44,544
HSN, Inc.	17,610	687,670
JC Penney Co., Inc. (a)(b)	172,742	658,147
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	26,503	1,229,739
Overstock.com, Inc. (a)(b)	9,478	281,497
PriceSmart, Inc.	11,914	1,063,324
Sears Holdings Corp. (a)(b)	6,444	47,041
Winmark Corp.	1,349	177,731

		7,214,169
Drug & Grocery Store Chains — 0.2%
Diplomat Pharmacy, Inc. (a)(b)	25,903	536,451
Ingles Markets, Inc., Class A	8,235	211,639
PetMed Express, Inc.	10,815	358,517
Smart & Final Stores, Inc. (a)	11,756	92,285
SuperValu, Inc. (a)	21,088	458,664
Village Super Market, Inc., Class A	4,647	114,967
Weis Markets, Inc.	5,218	226,983

		1,999,506
Education Services — 0.8%
2U, Inc. (a)	23,756	1,331,286
Adtalem Global Education, Inc.	33,812	1,212,160
American Public Education, Inc. (a)	8,511	179,157
Bridgepoint Education, Inc. (a)	10,896	104,602
Cambium Learning Group, Inc. (a)	7,102	47,086
Capella Education Co.	6,228	436,894
Career Education Corp. (a)	37,447	389,074

Common Stocks	Shares	Value
Education Services (continued)
Chegg, Inc. (a)	53,298	$790,942
Franklin Covey Co. (a)(b)	5,350	108,605
Grand Canyon Education, Inc. (a)	25,735	2,337,253
HealthStream, Inc. (a)	14,611	341,459
Houghton Mifflin Harcourt Co. (a)(b)	56,805	684,500
K12, Inc. (a)	18,700	333,608
Laureate Education, Inc., Class A (a)	20,164	293,386
Rosetta Stone, Inc. (a)	9,545	97,455
Strayer Education, Inc.	6,050	527,984

		9,215,451
Electronic Components — 0.8%
Acacia Research Corp. (a)	15,133	68,855
AVX Corp.	25,059	456,826
Babcock & Wilcox Enterprises, Inc. (a)	25,776	85,834
KEMET Corp. (a)	25,237	533,258
Methode Electronics, Inc.	19,603	830,187
Microvision, Inc. (a)	38,868	108,053
Novanta, Inc. (a)	17,247	751,969
NVE Corp.	2,493	196,872
Park Electrochemical Corp.	10,033	185,610
Revolution Lighting Technologies, Inc. (a)(b)	5,077	33,000
Rogers Corp. (a)	9,827	1,309,743
Sanmina Corp. (a)	41,465	1,540,425
ScanSource, Inc. (a)	13,503	589,406
Sparton Corp. (a)	5,781	134,177
Tech Data Corp. (a)	19,163	1,702,633
TTM Technologies, Inc. (a)	50,247	772,296

		9,299,144
Electronic Entertainment — 0.0%
Glu Mobile, Inc. (a)(b)	58,861	221,317
Electronics — 0.4%
Agilysys, Inc. (a)	6,900	82,455
Control4 Corp. (a)(b)	14,001	412,469
Daktronics, Inc.	19,742	208,673
II-VI, Inc. (a)(b)	32,998	1,357,868
Integer Holdings Corp. (a)	16,809	859,780
iRobot Corp. (a)(b)	14,612	1,126,001
Iteris, Inc. (a)	13,270	88,246

		4,135,492
Energy Equipment — 0.3%
Dynegy, Inc. (a)	61,170	598,854
Matador Resources Co. (a)	49,565	1,345,690
Silver Spring Networks, Inc. (a)	21,936	354,705
SunPower Corp. (a)(b)	32,633	237,895
Sunrun, Inc. (a)(b)	47,293	262,476

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Energy Equipment (continued)
TPI Composites, Inc. (a)	5,771	$128,924

		2,928,544
Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	6,958	123,992
Pioneer Energy Services Corp. (a)	36,991	94,327

		218,319
Engineering & Contracting Services — 0.8%
Argan, Inc.	7,882	530,065
Dycom Industries, Inc. (a)(b)	16,523	1,418,995
Engility Holdings, Inc. (a)	9,677	335,598
Exponent, Inc.	14,129	1,044,133
HC2 Holdings, Inc. (a)	22,736	120,046
IES Holdings, Inc. (a)(b)	5,192	89,822
KBR, Inc.	77,884	1,392,566
Layne Christensen Co. (a)(b)	10,397	130,482
MasTec, Inc. (a)(b)	36,986	1,716,150
Mistras Group, Inc. (a)(b)	9,391	192,516
MYR Group, Inc. (a)	8,365	243,756
Tetra Tech, Inc.	31,599	1,470,934
VSE Corp.	4,694	266,901
Willdan Group, Inc. (a)	4,185	135,845

		9,087,809
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A	30,397	446,836
Ascent Capital Group, Inc., Class A (a)(b)	6,780	88,411
Empire Resorts, Inc. (a)	1,861	41,594
Golden Entertainment, Inc. (a)	6,111	148,986
IMAX Corp. (a)	30,928	700,519
Pinnacle Entertainment, Inc. (a)(b)	29,740	633,760
Reading International, Inc., Class A (a)	7,585	119,236
World Wrestling Entertainment, Inc., Class A	21,284	501,238

		2,680,580
Environmental, Maintenance, & Security Service — 0.8%
ABM Industries, Inc.	31,139	1,298,808
Brink’s Co.	25,186	2,121,920
Healthcare Services Group, Inc.	38,936	2,101,376
MSA Safety, Inc.	18,091	1,438,415
SP Plus Corp. (a)	10,181	402,150
UniFirst Corp. (b)	8,280	1,254,420

		8,617,089
Fertilizers — 0.0%
Intrepid Potash, Inc. (a)(b)	51,727	225,530

Common Stocks	Shares	Value
Financial Data & Systems — 0.5%
Cardtronics PLC, Class A (a)	26,225	$603,437
Cass Information Systems, Inc.	5,866	372,139
Donnelley Financial Solutions, Inc. (a)	19,702	424,775
Everi Holdings, Inc. (a)(b)	33,068	250,986
EVERTEC, Inc.	33,405	529,469
Fair Isaac Corp.	16,592	2,331,176
Green Dot Corp., Class A (a)	25,616	1,270,042

		5,782,024
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	6,789	37,883
Foods — 1.0%
Amplify Snack Brands, Inc. (a)(b)	17,761	125,925
B&G Foods, Inc.	36,770	1,171,124
Chefs’ Warehouse, Inc. (a)(b)	11,089	214,018
Dean Foods Co.	49,660	540,301
Freshpet, Inc. (a)(b)	13,322	208,489
Hostess Brands, Inc. (a)	43,551	594,907
J&J Snack Foods Corp.	8,139	1,068,651
John B Sanfilippo & Son, Inc.	5,022	338,031
Lancaster Colony Corp.	10,433	1,253,212
Lifeway Foods, Inc. (a)	1,252	11,143
Medifast, Inc.	5,632	334,372
Natural Health Trends Corp.	4,116	98,372
Nature’s Sunshine Products, Inc.	4,205	42,681
Omega Protein Corp.	12,034	200,366
Performance Food Group Co. (a)	46,465	1,312,636
Seneca Foods Corp., Class A (a)	4,081	140,795
Snyders-Lance, Inc.	46,924	1,789,681
SpartanNash Co.	20,624	543,855
Tootsie Roll Industries, Inc. (b)	9,632	366,016
United Natural Foods, Inc. (a)(b)	28,343	1,178,785

		11,533,360
Forest Products — 0.2%
Boise Cascade Co. (a)	21,504	750,490
Deltic Timber Corp. (b)	6,217	549,769
Universal Forest Products, Inc.	11,248	1,104,104

		2,404,363
Forms & Bulk Printing Services — 0.4%
Deluxe Corp.	26,719	1,949,418
Ennis, Inc.	14,639	287,656
InnerWorkings, Inc. (a)(b)	24,089	271,001
LSC Communications, Inc.	18,133	299,376
Multi-Color Corp. (b)	7,353	602,579
Quad/Graphics, Inc.	17,864	403,905
RR Donnelley & Sons Co.	38,780	399,434

		4,213,369

12	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	7,077	$429,078
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	9,414	240,999
Hillenbrand, Inc.	35,134	1,364,956
Matthews International Corp., Class A	17,437	1,085,453

		2,691,408
Gas Pipeline — 0.1%
SemGroup Corp., Class A	36,797	1,057,914
Glass — 0.1%
Apogee Enterprises, Inc.	15,449	745,569
Gold — 0.1%
Coeur Mining, Inc. (a)(b)	100,903	927,298
Gold Resource Corp.	24,728	92,730
Klondex Mines Ltd. (a)	95,467	347,500

		1,367,528
Health Care Equipment & Supplies — 0.1%
Inogen, Inc. (a)(b)	9,528	906,113
Health Care Facilities — 0.6%
AAC Holdings, Inc. (a)	5,937	58,954
Capital Senior Living Corp. (a)(b)	13,199	165,647
Ensign Group, Inc.	27,472	620,592
Genesis Healthcare, Inc. (a)(b)	12,972	15,048
HealthSouth Corp.	53,985	2,502,205
Kindred Healthcare, Inc.	45,598	310,066
National Healthcare Corp.	6,436	402,701
Select Medical Holdings Corp. (a)	59,958	1,151,194
Tenet Healthcare Corp. (a)(b)	44,339	728,490
U.S. Physical Therapy, Inc.	6,514	400,285

		6,355,182
Health Care Management Services — 0.3%
BioScrip, Inc. (a)	35,967	98,909
Computer Programs & Systems, Inc.	6,114	180,669
Magellan Health, Inc. (a)(b)	13,159	1,135,622
Molina Healthcare, Inc. (a)(b)	24,353	1,674,512
Triple-S Management Corp., Class B (a)	13,295	314,826

		3,404,538
Health Care Services — 2.1%
Accelerate Diagnostics, Inc. (a)	14,331	321,731
Addus HomeCare Corp. (a)	4,119	145,401
Allscripts Healthcare Solutions, Inc. (a)(b)	99,723	1,419,058
Almost Family, Inc. (a)	6,930	372,141
Amedisys, Inc. (a)(b)	15,618	873,983
AMN Healthcare Services, Inc. (a)	25,575	1,168,778
Cara Therapeutics, Inc. (a)(b)	14,572	199,491

Common Stocks	Shares	Value
Health Care Services (continued)
Care.com, Inc. (a)(b)	7,210	$114,567
Catalent, Inc. (a)	68,413	2,731,047
Chemed Corp.	8,503	1,718,031
Civitas Solutions, Inc. (a)	8,441	155,736
Corvel Corp. (a)	5,435	295,664
Cross Country Healthcare, Inc. (a)	18,572	264,280
Flexion Therapeutics, Inc. (a)(b)	15,392	372,179
Globus Medical, Inc., Class A (a)	39,164	1,163,954
HealthEquity, Inc. (a)	27,143	1,372,893
HMS Holdings Corp. (a)(b)	46,939	932,209
LHC Group, Inc. (a)	8,434	598,139
Medidata Solutions, Inc. (a)(b)	30,836	2,407,058
MiMedx Group, Inc. (a)(b)	58,473	694,659
NantHealth, Inc. (a)(b)	6,474	26,673
NeoGenomics, Inc. (a)	32,117	357,462
Omnicell, Inc. (a)	19,872	1,014,466
PharMerica Corp. (a)(b)	16,353	479,143
Phibro Animal Health Corp., Class A	10,597	392,619
Quality Systems, Inc. (a)	30,296	476,556
R1 RCM, Inc. (a)(b)	55,868	207,270
Ryman Hospitality Properties, Inc.	24,011	1,500,447
Surgery Partners, Inc. (a)(b)	10,330	106,916
Tabula Rasa HealthCare, Inc. (a)	5,083	135,919
Teladoc, Inc. (a)(b)	29,976	993,704
Tetraphase Pharmaceuticals, Inc. (a)	29,818	203,955
Tivity Health, Inc. (a)	19,580	798,864

		24,014,993
Health Care: Miscellaneous — 0.0%
Medpace Holdings, Inc. (a)	4,003	127,696
Providence Service Corp. (a)	6,653	359,794

		487,490
Home Building — 0.8%
Beazer Homes USA, Inc. (a)	17,173	321,822
Century Communities, Inc. (a)	10,308	254,608
Hovnanian Enterprises, Inc., Class A (a)(b)	71,086	137,196
Installed Building Products, Inc. (a)	11,829	766,519
KB Home	47,186	1,138,126
LGI Homes, Inc. (a)	9,396	456,364
M/I Homes, Inc. (a)	13,271	354,734
MDC Holdings, Inc.	22,873	759,612
Meritage Homes Corp. (a)	21,411	950,649
New Home Co., Inc. (a)	5,740	64,058
Taylor Morrison Home Corp., Class A (a)	38,948	858,803
Tile Shop Holdings, Inc.	23,450	297,815
TopBuild Corp. (a)	20,148	1,313,045
TRI Pointe Group, Inc. (a)(b)	83,821	1,157,568

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Home Building (continued)
William Lyon Homes, Class A (a)	13,340	$306,687

		9,137,606
Hotel/Motel — 0.2%
Belmond Ltd., Class A (a)(b)	50,342	687,168
La Quinta Holdings, Inc. (a)	45,610	798,175
Marcus Corp.	9,799	271,432
Red Lion Hotels Corp. (a)	8,711	75,350
Red Rock Resorts, Inc., Class A	39,748	920,564

		2,752,689
Household Appliances — 0.0%
National Presto Industries, Inc.	2,565	273,044
Household Equipment & Products — 0.3%
Central Garden & Pet Co. (a)(b)	6,970	270,715
Central Garden & Pet Co., Class A (a)	19,007	706,870
CSS Industries, Inc.	4,579	131,967
Helen of Troy Ltd. (a)(b)	15,119	1,465,031
Libbey, Inc.	10,881	100,758
Novocure Ltd. (a)	32,824	651,556

		3,326,897
Household Furnishings — 0.4%
American Woodmark Corp. (a)	7,565	728,131
Bassett Furniture Industries, Inc.	5,463	205,955
Ethan Allen Interiors, Inc.	14,281	462,704
Flexsteel Industries, Inc.	4,625	234,488
Hooker Furniture Corp.	6,185	295,334
Kirkland’s, Inc. (a)	9,053	103,476
La-Z-Boy, Inc.	26,044	700,584
Lifetime Brands, Inc.	4,990	91,317
RH (a)	11,335	797,077
Select Comfort Corp. (a)	22,049	684,621

		4,303,687
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	29,209	849,398
Citizens, Inc. (a)	35,201	258,727
CNO Financial Group, Inc.	60,134	1,403,528
FBL Financial Group, Inc., Class A	6,795	506,227
Fidelity & Guaranty Life	9,473	294,137
Health Insurance Innovations, Inc., Class A (a)	6,318	91,611
Independence Holding Co.	7,193	181,623
National Western Life Group, Inc., Class A (b)	1,525	532,225
Primerica, Inc.	25,807	2,104,561
Third Point Reinsurance Ltd. (a)(b)	43,399	677,024

Common Stocks	Shares	Value
Insurance: Life (continued)
Trupanion, Inc. (a)(b)	14,942	$394,618

		7,293,679
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)(b)	6,362	120,242
Crawford & Co., Class B	8,235	98,491
eHealth, Inc. (a)(b)	8,904	212,716
Horace Mann Educators Corp.	24,857	978,123
James River Group Holdings Ltd.	12,567	521,279
Kemper Corp.	21,446	1,136,638
Maiden Holdings Ltd.	25,079	199,378
PICO Holdings, Inc. (a)	10,254	171,242

		3,438,109
Insurance: Property-Casualty — 1.8%
AMERISAFE, Inc.	10,339	601,730
AmTrust Financial Services, Inc.	47,788	643,227
Argo Group International Holdings Ltd.	16,433	1,010,630
Baldwin & Lyons, Inc., Class B	6,802	153,385
Blue Capital Reinsurance Holdings Ltd.	4,454	73,268
Donegal Group, Inc., Class A	6,539	105,474
EMC Insurance Group, Inc.	5,920	166,648
Employers Holdings, Inc.	17,767	807,510
Enstar Group Ltd. (a)	6,352	1,412,367
Essent Group Ltd. (a)	44,847	1,816,304
Federated National Holding Co.	8,091	126,301
Genworth Financial, Inc., Class A (a)	209,102	805,043
Global Indemnity Ltd. (a)	5,048	214,035
Greenlight Capital Re Ltd., Class A (a)	17,785	385,045
Hallmark Financial Services, Inc. (a)	8,938	103,770
HCI Group, Inc.	4,564	174,573
Heritage Insurance Holdings, Inc. (b)	15,410	203,566
Hilltop Holdings, Inc.	40,501	1,053,026
Infinity Property & Casualty Corp.	5,833	549,469
Investors Title Co.	859	153,821
Kingstone Cos., Inc.	5,704	92,975
Kinsale Capital Group, Inc.	8,060	347,950
National General Holdings Corp.	29,410	562,025
Navigators Group, Inc.	11,139	649,961
NI Holdings, Inc. (a)	6,567	117,549
NMI Holdings, Inc., Class A (a)	32,388	401,611
Radian Group, Inc. (b)	119,870	2,240,370
RLI Corp.	21,447	1,230,200
Safety Insurance Group, Inc.	4,927	375,930
Selective Insurance Group, Inc.	31,749	1,709,684
State Auto Financial Corp.	10,184	267,126

14	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Insurance: Property-Casualty (continued)
State National Cos., Inc.	17,135	$359,664
Stewart Information Services Corp.	12,128	457,953
United Fire Group, Inc.	7,192	329,538
United Insurance Holdings Corp.	13,638	222,299
Universal Insurance Holdings, Inc.	18,190	418,370
WMIH Corp. (a)(b)	117,074	111,220

		20,453,617
International Trade & Diversified Logistic — 0.0%
Radiant Logistics, Inc. (a)	20,054	106,487
Vectrus, Inc. (a)	6,080	187,507

		293,994
Internet Software & Services — 0.5%
Amber Road, Inc. (a)	9,054	69,535
ChannelAdvisor Corp. (a)(b)	13,302	152,973
Global Eagle Entertainment, Inc. (a)	24,018	82,142
Gogo, Inc. (a)(b)	31,170	368,118
GrubHub, Inc. (a)	47,057	2,478,022
Quotient Technology, Inc. (a)(b)	39,667	620,788
TrueCar, Inc. (a)(b)	39,164	618,399
Zendesk, Inc. (a)(b)	53,044	1,544,111

		5,934,088
Leisure Time — 1.1%
Acushnet Holdings Corp.	13,338	236,883
American Outdoor Brands Corp. (a)(b)	30,662	467,596
Callaway Golf Co.	52,797	761,861
Churchill Downs, Inc.	7,508	1,548,150
Clarus Corp. (a)	11,358	85,185
Drive Shack, Inc.	28,331	102,275
Escalade, Inc.	4,967	67,551
ILG, Inc.	57,999	1,550,313
International Speedway Corp., Class A	11,289	406,404
Johnson Outdoors, Inc., Class A	2,577	188,843
Liberty TripAdvisor Holdings, Inc., Series A (a)	42,150	520,552
Lindblad Expeditions Holdings, Inc. (a)(b)	11,254	120,418
Marriott Vacations Worldwide Corp.	12,333	1,535,828
Nautilus, Inc. (a)(b)	15,963	269,775
Planet Fitness, Inc., Class A	47,241	1,274,562
RCI Hospitality Holdings, Inc.	5,141	127,240
SeaWorld Entertainment, Inc.	36,995	480,565
Speedway Motorsports, Inc.	6,802	144,883
Sturm Ruger & Co., Inc.	9,189	475,071
Travelport Worldwide Ltd.	67,805	1,064,538
Vista Outdoor, Inc. (a)	31,795	729,377

		12,157,870

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd. (a)	6,361	$138,352
Luxury Items — 0.0%
Movado Group, Inc.	8,372	234,416
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	5,177	555,854
Lindsay Corp.	5,602	514,824
Titan International, Inc. (b)	28,224	286,474
Titan Machinery, Inc. (a)	10,245	159,105

		1,516,257
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	11,781	659,854
Douglas Dynamics, Inc.	12,048	474,691
NACCO Industries, Inc., Class A	2,551	218,876

		1,353,421
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	24,063	565,480
Machinery: Industrial — 1.6%
Actuant Corp., Class A	32,259	825,830
Altra Industrial Motion Corp.	15,764	758,248
Applied Industrial Technologies, Inc.	21,202	1,395,092
Chart Industries, Inc. (a)(b)	17,582	689,742
Columbus McKinnon Corp.	12,556	475,496
DXP Enterprises, Inc. (a)	8,569	269,838
EnPro Industries, Inc.	11,450	922,069
EnviroStar, Inc. (b)	1,495	41,337
ExOne Co. (a)(b)	5,823	66,149
Gencor Industries, Inc. (a)	3,605	63,628
Graham Corp.	5,222	108,774
Hardinge, Inc.	5,644	86,184
Hyster-Yale Materials Handling, Inc.	5,643	431,351
Intevac, Inc. (a)(b)	10,679	90,238
John Bean Technologies Corp. (b)	17,369	1,756,006
Kadant, Inc.	6,033	594,552
Kennametal, Inc.	44,501	1,795,170
Manitowoc Co., Inc. (a)	69,516	625,644
Milacron Holdings Corp. (a)(b)	29,541	498,061
MTS Systems Corp.	9,085	485,593
Omega Flex, Inc.	1,376	98,852
Proto Labs, Inc. (a)	13,378	1,074,253
SPX Corp. (a)	23,350	685,089
SPX FLOW, Inc. (a)	23,620	910,787
Tennant Co.	9,508	629,430
Twin Disc, Inc. (a)	4,522	84,154
Woodward, Inc.	29,286	2,272,887

		17,734,454
Machinery: Specialty — 0.1%
Albany International Corp., Class A	15,794	906,575

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Machinery: Specialty (continued)
Hurco Cos., Inc.	2,963	$123,261

		1,029,836
Manufactured Housing — 0.1%
Cavco Industries, Inc. (a)	4,638	684,337
Medical & Dental Instruments & Supplies — 2.4%
American Renal Associates Holdings, Inc. (a)(b)	5,731	85,793
AngioDynamics, Inc. (a)	19,659	335,972
Anika Therapeutics, Inc. (a)(b)	7,752	449,616
Antares Pharma, Inc. (a)	75,038	243,123
AtriCure, Inc. (a)	16,997	380,223
Atrion Corp.	783	526,176
AxoGen, Inc. (a)	15,854	306,775
Cantel Medical Corp.	19,759	1,860,705
Cardiovascular Systems, Inc. (a)	17,577	494,793
Cerus Corp. (a)(b)	56,388	153,939
Community Health Systems, Inc. (a)(b)	52,740	405,043
CONMED Corp.	14,771	775,034
Cotiviti Holdings, Inc. (a)(b)	19,862	714,635
CryoLife, Inc. (a)	17,627	400,133
Cutera, Inc. (a)(b)	7,166	296,314
Endologix, Inc. (a)(b)	43,560	194,278
Entellus Medical, Inc. (a)(b)	6,305	116,390
Exactech, Inc. (a)	5,569	183,499
Halyard Health, Inc. (a)	26,090	1,174,833
ICU Medical, Inc. (a)(b)	8,269	1,536,794
Insulet Corp. (a)(b)	31,713	1,746,752
Integra LifeSciences Holdings Corp. (a)(b)	34,583	1,745,750
Intersect ENT, Inc. (a)	14,026	436,910
Invacare Corp.	17,253	271,735
K2M Group Holdings, Inc. (a)(b)	23,724	503,186
Landauer, Inc.	5,381	362,141
LeMaitre Vascular, Inc.	8,698	325,479
LivaNova PLC (a)(b)	26,855	1,881,461
Meridian Bioscience, Inc.	21,870	312,741
Merit Medical Systems, Inc. (a)	27,144	1,149,548
NanoString Technologies, Inc. (a)(b)	12,629	204,085
Neogen Corp. (a)	19,962	1,546,257
NuVasive, Inc. (a)(b)	28,158	1,561,643
Ocular Therapeutix, Inc. (a)(b)	10,651	65,823
OraSure Technologies, Inc. (a)	30,543	687,217
Orthofix International NV (a)	9,284	438,669
Owens & Minor, Inc.	33,963	991,720
Quidel Corp. (a)(b)	15,025	658,996
Sientra, Inc. (a)	7,481	115,207
STAAR Surgical Co. (a)(b)	21,461	267,189
SurModics, Inc. (a)(b)	6,837	211,947
Utah Medical Products, Inc.	1,547	113,782

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (continued)
ViewRay, Inc. (a)(b)	16,547	$95,311
Wright Medical Group NV (a)(b)	56,954	1,473,400

		27,801,017
Medical Equipment — 1.0%
Abaxis, Inc.	11,750	524,638
Accuray, Inc. (a)(b)	44,067	176,268
Analogic Corp.	7,020	587,925
ConforMIS, Inc. (a)(b)	23,465	82,597
Corindus Vascular Robotics, Inc. (a)(b)	48,606	73,881
Fluidigm Corp. (a)(b)	17,777	89,596
FONAR Corp. (a)(b)	3,476	106,018
Glaukos Corp. (a)(b)	16,258	536,514
Haemonetics Corp. (a)(b)	29,099	1,305,672
iRhythm Technologies, Inc. (a)	7,721	400,566
Lantheus Holdings, Inc. (a)	17,572	312,782
Luminex Corp.	23,322	474,136
Masimo Corp. (a)	24,422	2,113,968
Natus Medical, Inc. (a)	17,490	655,875
Nevro Corp. (a)	15,385	1,398,189
NxStage Medical, Inc. (a)(b)	35,859	989,708
Obalon Therapeutics, Inc. (a)(b)	3,687	35,137
Oxford Immunotec Global PLC (a)(b)	11,904	199,987
Quotient Ltd. (a)	11,099	54,718
Tactile Systems Technology, Inc. (a)	5,424	167,873
Varex Imaging Corp. (a)	20,273	686,038
Viveve Medical, Inc. (a)(b)	6,359	33,321

		11,005,407
Medical Services — 0.2%
PAREXEL International Corp. (a)	27,958	2,462,541
Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	19,343	391,696
Ampco-Pittsburgh Corp.	4,162	72,419
DMC Global, Inc.	7,763	131,195
Eastern Co.	2,289	65,694
Global Brass & Copper Holdings, Inc.	11,863	400,969
Haynes International, Inc.	6,535	234,672
Lawson Products, Inc. (a)	2,971	74,869
LB Foster Co., Class A	4,450	101,238
MRC Global, Inc. (a)	49,131	859,301
Mueller Industries, Inc.	31,957	1,116,897
Mueller Water Products, Inc., Series A	84,205	1,077,824
NN, Inc.	14,766	428,214
Northwest Pipe Co. (a)(b)	5,104	97,078
RBC Bearings, Inc. (a)(b)	12,801	1,602,045
Rexnord Corp. (a)	56,806	1,443,441

16	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Metal Fabricating (continued)
Worthington Industries, Inc.	25,005	$1,150,230

		9,247,782
Metals & Minerals: Diversified — 0.8%
Cleveland-Cliffs, Inc. (a)	165,663	1,184,490
Commercial Metals Co.	62,790	1,194,894
Compass Minerals International, Inc.	18,713	1,214,474
Ferroglobe PLC (d)	23,038	—
Hecla Mining Co.	220,258	1,105,695
Materion Corp.	11,306	487,854
Minerals Technologies, Inc.	19,320	1,364,958
Oil-Dri Corp. of America	2,762	135,145
Ring Energy, Inc. (a)(b)	28,551	413,704
SunCoke Energy, Inc. (a)	35,823	327,422
U.S. Silica Holdings, Inc.	44,614	1,386,157
United States Lime & Minerals, Inc.	1,389	116,676

		8,931,469
Office Supplies & Equipment — 0.5%
ACCO Brands Corp. (a)	58,545	696,685
Eastman Kodak Co. (a)(b)	9,990	73,427
Electronics for Imaging, Inc. (a)	25,944	1,107,290
Essendant, Inc.	19,929	262,465
Herman Miller, Inc.	32,972	1,183,695
HNI Corp.	24,622	1,021,074
Kimball International, Inc., Class B	19,656	388,599
Knoll, Inc.	26,120	522,400
Steelcase, Inc., Class A	46,477	715,746

		5,971,381
Offshore Drilling & Other Services — 0.2%
Atwood Oceanics, Inc. (a)(b)	42,694	400,897
Diamond Offshore Drilling, Inc. (a)(b)	36,405	527,873
Noble Corp. PLC (a)	132,904	611,358
SEACOR Marine Holdings, Inc. (a)(b)	9,386	146,797

		1,686,925
Oil Well Equipment & Services — 1.0%
Basic Energy Services, Inc. (a)	9,173	177,039
C&J Energy Services, Inc. (a)(b)	24,898	746,193
Dril-Quip, Inc. (a)(b)	20,476	904,015
Ensco PLC, Class A	169,882	1,014,196
Fairmount Santrol Holdings, Inc. (a)(b)	83,370	398,509
Flotek Industries, Inc. (a)(b)	30,169	140,286
Forum Energy Technologies, Inc. (a)(b)	37,245	592,195
Frank’s International NV	25,713	198,504
Gulf Island Fabrication, Inc. (b)	7,468	94,844
Helix Energy Solutions Group, Inc. (a)	76,447	564,943

Common Stocks	Shares	Value
Oil Well Equipment & Services (continued)
Independence Contract Drilling, Inc. (a)	15,362	$58,376
Keane Group, Inc. (a)	17,553	292,784
Key Energy Services, Inc. (a)(b)	4,387	57,777
Mammoth Energy Services, Inc. (a)(b)	3,974	67,002
Matrix Service Co. (a)	14,584	221,677
McDermott International, Inc. (a)(b)	157,314	1,143,673
Natural Gas Services Group, Inc. (a)(b)	7,350	208,740
NCS Multistage Holdings, Inc. (a)	5,911	142,337
Newpark Resources, Inc. (a)	46,811	468,110
Oil States International, Inc. (a)(b)	27,704	702,296
Parker Drilling Co. (a)(b)	77,285	85,014
ProPetro Holding Corp. (a)	17,127	245,772
Ranger Energy Services, Inc. (a)	4,770	70,119
RigNet, Inc. (a)	6,327	108,824
Rowan Cos. PLC, Class A (a)	63,831	820,228
SEACOR Holdings, Inc. (a)(b)	8,963	413,284
Select Energy Services, Inc., Class A (a)	5,864	93,355
Smart Sand, Inc. (a)	9,473	64,227
Solaris Oilfield Infrastructure, Inc., Class A (a)	6,845	119,308
Superior Energy Services, Inc. (a)	83,372	890,413
Tesco Corp. (a)	23,891	130,206
TETRA Technologies, Inc. (a)(b)	63,071	180,383
Willbros Group, Inc. (a)	25,443	81,926

		11,496,555
Oil, Gas & Consumable Fuels — 0.2%
Archrock, Inc.	37,961	476,411
Ardmore Shipping Corp.	14,976	123,552
CARBO Ceramics, Inc. (a)(b)	14,009	120,898
DHT Holdings, Inc.	44,075	175,418
Dorian LPG Ltd. (a)(b)	9,832	67,054
Exterran Corp. (a)	17,949	567,368
Frontline Ltd. (b)	41,200	248,848
Gastar Exploration, Inc. (a)	79,081	69,560
Navios Maritime Acquisition Corp.	49,984	60,980
Pacific Ethanol, Inc. (a)	23,580	130,869
Plug Power, Inc. (a)(b)	130,342	340,193

		2,381,151
Oil: Crude Producers — 1.4%
Abraxas Petroleum Corp. (a)	82,487	155,076
Approach Resources, Inc. (a)	26,577	66,708
Bill Barrett Corp. (a)	42,224	181,141
Bonanza Creek Energy, Inc. (a)	11,711	386,346
California Resources Corp. (a)(b)	23,705	247,954
Callon Petroleum Co. (a)(b)	111,663	1,255,092
Carrizo Oil & Gas, Inc. (a)(b)	42,355	725,541
Contango Oil & Gas Co. (a)	12,085	60,788
CVR Energy, Inc.	9,181	237,788

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Oil: Crude Producers (continued)
Denbury Resources, Inc. (a)	225,309	$301,914
Earthstone Energy, Inc., Class A (a)	12,857	141,298
Eclipse Resources Corp. (a)	50,128	125,320
Energy XXI Gulf Coast, Inc. (a)(b)	15,477	160,032
Evolution Petroleum Corp.	12,964	93,341
Halcon Resources Corp. (a)(b)	69,669	473,749
Isramco, Inc. (a)	229	26,564
Jagged Peak Energy, Inc. (a)(b)	32,566	444,852
Jones Energy, Inc., Class A (a)(b)	26,962	51,767
Lilis Energy, Inc. (a)(b)	24,724	110,516
Midstates Petroleum Co., Inc. (a)	7,053	109,604
Oasis Petroleum, Inc. (a)	129,033	1,176,781
ONE Gas, Inc.	28,215	2,077,753
Overseas Shipholding Group, Inc., Class A (a)	29,440	77,427
Panhandle Oil and Gas, Inc., Class A	8,752	208,298
PDC Energy, Inc. (a)	36,199	1,774,837
Penn Virginia Corp. (a)	7,977	318,920
Resolute Energy Corp. (a)(b)	11,977	355,597
Rosehill Resources, Inc. (a)	2,024	16,658
Sanchez Energy Corp. (a)	21,518	103,717
SandRidge Energy, Inc. (a)	19,981	401,418
SilverBow Resources, Inc. (a)	4,334	106,400
SRC Energy, Inc. (a)	112,090	1,083,910
Stone Energy Corp. (a)	10,266	298,330
Tellurian, Inc. (a)	32,777	350,058
Ultra Petroleum Corp. (a)	105,898	918,136
Unit Corp. (a)(b)	28,275	581,899
W&T Offshore, Inc. (a)	53,086	161,912
WildHorse Resource Development Corp. (a)	11,338	151,022

		15,518,464
Oil: Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	973	40,380
Clean Energy Fuels Corp. (a)(b)	73,041	181,142
Delek US Holdings, Inc.	42,363	1,132,363
Par Pacific Holdings, Inc. (a)	18,589	386,651
Renewable Energy Group, Inc. (a)(b)	23,388	284,164
Trecora Resources (a)	12,900	171,570

		2,196,270
Paints & Coatings — 0.3%
Chase Corp.	3,839	427,665
Ferro Corp. (a)(b)	46,511	1,037,195
HB Fuller Co.	27,908	1,620,338
Kronos Worldwide, Inc.	12,813	292,521

		3,377,719

Common Stocks	Shares	Value
Paper — 0.3%
Clearwater Paper Corp. (a)(b)	8,996	$443,053
KapStone Paper and Packaging Corp.	48,583	1,044,049
Neenah Paper, Inc.	8,920	763,106
PH Glatfelter Co.	23,389	454,916
Schweitzer-Mauduit International, Inc.	16,736	693,875
Verso Corp., Class A (a)	20,995	106,864

		3,505,863
Personal Care — 0.1%
Orchids Paper Products Co. (b)	5,032	70,850
USANA Health Sciences, Inc. (a)	6,214	358,548
WD-40 Co.	7,561	846,076

		1,275,474
Pharmaceuticals — 2.6%
Abeona Therapeutics, Inc. (a)(b)	14,268	243,269
Achaogen, Inc. (a)(b)	19,005	303,130
Achillion Pharmaceuticals, Inc. (a)(b)	62,140	279,009
Aclaris Therapeutics, Inc. (a)	12,827	331,065
Adamas Pharmaceuticals, Inc. (a)	8,707	184,327
Aerie Pharmaceuticals, Inc. (a)	18,194	884,228
Amphastar Pharmaceuticals, Inc. (a)(b)	21,264	379,988
Aratana Therapeutics, Inc. (a)(b)	22,659	138,900
Biospecifics Technologies Corp. (a)(b)	3,028	140,863
Cambrex Corp. (a)(b)	17,408	957,440
Cempra, Inc. (a)(b)	22,239	72,277
Chimerix, Inc. (a)(b)	25,988	136,437
Conatus Pharmaceuticals, Inc. (a)	15,645	85,891
Concert Pharmaceuticals, Inc. (a)	8,801	129,815
Corcept Therapeutics, Inc. (a)(b)	48,751	940,894
Corvus Pharmaceuticals, Inc. (a)(b)	4,920	78,425
Depomed, Inc. (a)	29,750	172,253
Durect Corp. (a)	76,859	136,040
Eagle Pharmaceuticals, Inc. (a)	4,463	266,173
Enanta Pharmaceuticals, Inc. (a)	8,792	411,466
Esperion Therapeutics, Inc. (a)(b)	9,410	471,629
Heska Corp. (a)	3,510	309,196
Horizon Pharma PLC (a)(b)	90,670	1,149,696
Immune Design Corp. (a)	9,790	101,327
Impax Laboratories, Inc. (a)	39,768	807,290
Innoviva, Inc. (a)	43,279	611,099
Intra-Cellular Therapies, Inc. (a)	19,790	312,286
Ironwood Pharmaceuticals, Inc. (a)(b)	74,214	1,170,355
Kite Pharma, Inc. (a)	27,219	4,894,248
La Jolla Pharmaceutical Co. (a)	9,202	320,046
Lannett Co., Inc. (a)(b)	16,645	307,100

18	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Medicines Co. (a)(b)	37,250	$1,379,740
MyoKardia, Inc. (a)(b)	10,835	464,280
Otonomy, Inc. (a)	14,798	48,094
Pacira Pharmaceuticals, Inc. (a)(b)	21,534	808,602
Paratek Pharmaceuticals, Inc. (a)	13,743	344,949
PetIQ, Inc. (a)	4,588	124,243
Portola Pharmaceuticals, Inc. (a)	29,743	1,607,014
Prestige Brands Holdings, Inc. (a)(b)	29,472	1,476,252
Radius Health, Inc. (a)	19,865	765,796
Reata Pharmaceuticals, Inc., Class A (a)	6,005	186,755
Revance Therapeutics, Inc. (a)	12,588	346,799
Sciclone Pharmaceuticals, Inc. (a)	27,330	306,096
Spectrum Pharmaceuticals, Inc. (a)	42,590	599,241
Supernus Pharmaceuticals, Inc. (a)	25,414	1,016,560
Syndax Pharmaceuticals, Inc. (a)(b)	7,130	83,421
Teligent, Inc. (a)(b)	21,758	145,996
TG Therapeutics, Inc. (a)	26,444	313,361
TherapeuticsMD, Inc. (a)(b)	84,371	446,323
Theravance Biopharma, Inc. (a)(b)	22,498	770,332
Ultragenyx Pharmaceutical, Inc. (a)(b)	21,251	1,131,828
Voyager Therapeutics, Inc. (a)	8,275	170,382
Zogenix, Inc. (a)	13,217	463,256
Zynerba Pharmaceuticals, Inc. (a)(b)	5,006	41,850

		29,767,332
Photography — 0.1%
GoPro, Inc., Class A (a)	57,710	635,387
Plastics — 0.2%
A. Schulman, Inc.	15,840	540,936
Core Molding Technologies, Inc.	4,023	88,265
Ply Gem Holdings, Inc. (a)	11,837	201,821
Trinseo SA	24,626	1,652,404

		2,483,426
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	21,983	1,775,347
Generac Holdings, Inc. (a)(b)	33,533	1,540,170
Maxwell Technologies, Inc. (a)(b)	18,768	96,280
Powell Industries, Inc.	4,830	144,852
Vicor Corp. (a)(b)	9,015	212,754

		3,769,403
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A (a)(b)	21,443	403,128
Cimpress NV (a)	13,953	1,362,650

		1,765,778

Common Stocks	Shares	Value
Producer Durables: Miscellaneous — 0.1%
Advanced Disposal Services, Inc. (a)	24,162	$608,641
Park-Ohio Holdings Corp.	4,799	218,834

		827,475
Production Technology Equipment — 0.9%
Axcelis Technologies, Inc. (a)	16,671	455,952
Brooks Automation, Inc.	37,462	1,137,346
Cohu, Inc.	16,147	384,944
CyberOptics Corp. (a)	3,022	49,108
Electro Scientific Industries, Inc. (a)	16,777	233,536
Entegris, Inc. (a)(b)	77,400	2,232,990
Ichor Holdings Ltd. (a)	10,326	276,737
MKS Instruments, Inc.	29,567	2,792,603
Nanometrics, Inc. (a)	13,353	384,566
Photronics, Inc. (a)	39,576	350,248
Rudolph Technologies, Inc. (a)	17,070	448,941
Ultra Clean Holdings, Inc. (a)	17,517	536,371
Veeco Instruments, Inc. (a)(b)	26,466	566,372
Xperi Corp.	27,710	701,063

		10,550,777
Publishing — 0.4%
Daily Journal Corp. (a)	715	156,306
Eros International PLC (a)(b)	15,029	214,915
Meredith Corp.	22,043	1,223,386
New Media Investment Group, Inc.	30,163	446,111
New York Times Co., Class A	68,572	1,344,011
Scholastic Corp.	15,703	584,152
Time, Inc.	54,762	739,287

		4,708,168
Radio & TV Broadcasters — 0.5%
Beasley Broadcasting Group, Inc., Class A	2,179	25,494
Central European Media Enterprises Ltd., Class A (a)(b)	44,893	181,817
Entercom Communications Corp., Class A (b)	15,817	181,105
Entravision Communications Corp., Class A	37,640	214,548
Gannett Co., Inc.	63,313	569,817
Gray Television, Inc. (a)	35,233	553,158
Liberty Braves Group, Class A (a)(b)	5,216	132,330
Liberty Braves Group, Class C (a)(b)	19,234	486,043
MSG Networks, Inc., Class A (a)(b)	33,475	709,670
Nexstar Media Group, Inc., Class A	25,113	1,564,540
Saga Communications, Inc., Class A	1,726	78,705
Salem Media Group, Inc., Class A	6,171	40,729
Sinclair Broadcast Group, Inc., Class A	39,864	1,277,641
Townsquare Media, Inc. (a)	4,998	49,980

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	19

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Radio & TV Broadcasters (continued)
TRONC, Inc. (a)	10,858	$157,767

		6,223,344
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,203	162,236
FreightCar America, Inc.	7,113	139,130
Greenbrier Cos., Inc.	14,956	720,131

		1,021,497
Real Estate — 0.3%
AV Homes, Inc. (a)	6,998	120,016
Consolidated-Tomoka Land Co. (b)	2,247	134,977
Forestar Group, Inc. (a)	11,262	193,706
HFF, Inc., Class A	20,274	802,039
Kennedy-Wilson Holdings, Inc.	47,430	879,827
Redfin Corp. (a)(b)	6,512	163,386
RMR Group, Inc., Class A	3,945	202,576
St. Joe Co. (a)(b)	21,237	400,317
Stratus Properties, Inc.	3,011	91,233
Tejon Ranch Co. (a)(b)	7,965	168,062
Trinity Place Holdings, Inc. (a)	8,745	61,390

		3,217,529
Real Estate Investment Trusts (REITs) — 7.4%
Acadia Realty Trust (b)	42,719	1,222,618
AG Mortgage Investment Trust, Inc. (b)	17,177	330,486
Agree Realty Corp. (b)	15,414	756,519
Alexander & Baldwin, Inc.	25,880	1,199,020
Alexander’s, Inc.	1,148	486,855
Altisource Residential Corp. (b)	26,580	295,304
American Assets Trust, Inc.	22,647	900,671
Anworth Mortgage Asset Corp.	53,591	322,082
Apollo Commercial Real Estate Finance, Inc. (b)	57,782	1,046,432
Ares Commercial Real Estate Corp.	14,378	191,371
Armada Hoffler Properties, Inc.	24,702	341,135
ARMOUR Residential REIT, Inc. (b)	21,999	591,773
Ashford Hospitality Prime, Inc.	14,359	136,411
Ashford Hospitality Trust, Inc.	44,579	297,342
Bluerock Residential Growth REIT, Inc. (b)	12,503	138,283
Capstead Mortgage Corp.	43,648	421,203
CareTrust REIT, Inc. (b)	40,803	776,889
Catchmark Timber Trust, Inc., Class A	22,861	288,277
CBL & Associates Properties, Inc. (b)	91,214	765,285
Cedar Realty Trust, Inc.	45,053	253,198
Chatham Lodging Trust	22,432	478,250
Cherry Hill Mortgage Investment Corp.	6,805	123,171

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Chesapeake Lodging Trust	32,009	$863,283
City Office REIT, Inc.	15,664	215,693
Clipper Realty, Inc.	7,417	79,436
Community Healthcare Trust, Inc.	10,667	287,582
CorEnergy Infrastructure Trust, Inc. (b)	6,919	244,587
Cousins Properties, Inc.	230,640	2,154,178
CYS Investments, Inc.	84,872	733,294
DiamondRock Hospitality Co.	111,916	1,225,480
Dynex Capital, Inc.	29,825	216,828
Easterly Government Properties, Inc.	20,163	416,769
EastGroup Properties, Inc.	18,313	1,613,742
Education Realty Trust, Inc. (b)	40,585	1,458,219
Ellington Residential Mortgage REIT	7,147	103,774
Farmland Partners, Inc.	18,901	170,865
First Industrial Realty Trust, Inc.	64,688	1,946,462
First Potomac Realty Trust (b)	32,252	359,287
Four Corners Property Trust, Inc.	33,785	841,922
Franklin Street Properties Corp.	59,858	635,692
Geo Group, Inc. (b)	67,268	1,809,509
Getty Realty Corp.	17,796	509,144
Gladstone Commercial Corp.	14,596	325,053
Global Medical REIT, Inc. (b)	13,306	119,488
Global Net Lease, Inc. (b)	37,583	822,692
Government Properties Income Trust (b)	27,449	515,218
Gramercy Property Trust	83,334	2,520,854
Granite Point Mortgage Trust, Inc.	6,885	128,956
Great Ajax Corp.	8,971	126,401
Healthcare Realty Trust, Inc.	66,482	2,150,028
Hersha Hospitality Trust	23,038	430,119
Independence Realty Trust, Inc. (b)	40,979	416,756
InfraREIT, Inc.	24,178	540,862
Invesco Mortgage Capital, Inc.	62,100	1,063,773
Investors Real Estate Trust (b)	65,833	402,240
iStar, Inc. (a)(b)	39,763	469,203
Jernigan Capital, Inc.	8,615	177,038
Kite Realty Group Trust	44,807	907,342
KKR Real Estate Finance Trust, Inc.	5,720	120,349
LaSalle Hotel Properties (b)	62,944	1,826,635
Lexington Realty Trust (b)	121,482	1,241,546
LTC Properties, Inc.	21,829	1,025,526
Mack-Cali Realty Corp.	51,171	1,213,264
MedEquities Realty Trust, Inc.	17,141	201,407
Monmouth Real Estate Investment Corp.	38,563	624,335
MTGE Investment Corp.	26,001	504,419
National Health Investors, Inc. (b)	21,788	1,683,995
National Storage Affiliates Trust (b)	24,312	589,323

20	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
New Senior Investment Group, Inc.	44,414	$406,388
New York Mortgage Trust, Inc. (b)	69,668	428,458
NexPoint Residential Trust, Inc. (b)	9,263	219,811
NorthStar Realty Europe Corp.	29,840	382,250
One Liberty Properties, Inc.	7,460	181,726
Orchid Island Capital, Inc. (b)	24,956	254,302
Owens Realty Mortgage, Inc.	4,942	89,994
Parkway, Inc.	23,352	537,797
Pebblebrook Hotel Trust (b)	37,637	1,360,201
Pennsylvania Real Estate Investment Trust	38,465	403,498
PennyMac Mortgage Investment Trust (c)	30,561	531,456
Physicians Realty Trust	98,352	1,743,781
Potlatch Corp.	22,610	1,153,110
Preferred Apartment Communities, Inc., Class A	17,641	333,062
PS Business Parks, Inc.	10,624	1,418,304
QTS Realty Trust, Inc., Class A	25,862	1,354,134
Quality Care Properties, Inc. (a)	52,314	810,867
RAIT Financial Trust	67,944	49,599
Ramco-Gershenson Properties Trust	43,785	569,643
Redwood Trust, Inc. (b)	44,482	724,612
Resource Capital Corp.	16,929	182,495
Retail Opportunity Investments Corp. (b)	60,447	1,149,098
Rexford Industrial Realty, Inc.	38,533	1,102,814
RLJ Lodging Trust	92,775	2,041,050
Sabra Health Care REIT, Inc.	95,726	2,100,228
Safety Income and Growth, Inc.	7,425	138,402
Saul Centers, Inc.	6,056	374,927
Select Income REIT (b)	35,824	838,998
Seritage Growth Properties, Class A (b)	13,978	643,966
STAG Industrial, Inc.	50,643	1,391,163
Starwood Waypoint Homes	69,937	2,543,609
Summit Hotel Properties, Inc.	57,829	924,686
Sunstone Hotel Investors, Inc. (b)	123,226	1,980,242
Sutherland Asset Management Corp.	11,071	173,815
Terreno Realty Corp.	27,726	1,003,127
Tier REIT, Inc.	27,968	539,782
TPG RE Finance Trust, Inc. (a)	7,661	151,458
UMH Properties, Inc.	16,055	249,655
Universal Health Realty Income Trust (b)	7,140	538,999
Urban Edge Properties	54,189	1,307,039
Urstadt Biddle Properties, Inc., Class A	16,780	364,126
Washington Prime Group, Inc. (b)	107,062	891,826
Washington Real Estate Investment Trust	42,915	1,405,895

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Western Asset Mortgage Capital Corp. (b)	26,652	$279,046
Whitestone REIT (b)	21,661	282,676
Xenia Hotels & Resorts, Inc. (b)	59,861	1,260,074

		84,207,332
Real Estate Management & Development — 0.0%
Maui Land & Pineapple Co., Inc. (a)	3,014	42,045
Transcontinental Realty Investors, Inc. (a)(b)	670	18,224

		60,269
Recreational Vehicles & Boats — 0.3%
Camping World Holdings, Inc., Class A	13,466	548,605
LCI Industries	13,345	1,546,018
Malibu Boats, Inc. (a)	11,811	373,700
Marine Products Corp.	3,962	63,590
MCBC Holdings, Inc. (a)	10,345	210,831
Winnebago Industries, Inc.	16,961	759,005

		3,501,749
Rental & Leasing Services: Consumer — 0.2%
Avis Budget Group, Inc. (a)(b)	41,088	1,563,809
Hertz Global Holdings, Inc. (a)(b)	30,700	686,452
Rent-A-Center, Inc.	24,067	276,289

		2,526,550
Restaurants — 1.7%
Biglari Holdings, Inc. (a)	555	184,976
BJ’s Restaurants, Inc. (a)(b)	12,238	372,647
Bloomin’ Brands, Inc.	51,479	906,030
Bob Evans Farms, Inc.	10,723	831,140
Bojangles’, Inc. (a)	10,131	136,768
Brinker International, Inc.	26,957	858,850
Buffalo Wild Wings, Inc. (a)	6,758	714,321
Carrols Restaurant Group, Inc. (a)(b)	18,134	197,661
Cheesecake Factory, Inc.	24,675	1,039,311
Cracker Barrel Old Country Store, Inc. (b)	10,492	1,590,797
Dave & Buster’s Entertainment, Inc. (a)	22,859	1,199,640
Del Taco Restaurants, Inc. (a)(b)	17,728	271,948
Denny’s Corp. (a)	37,880	471,606
DineEquity, Inc.	9,611	413,081
El Pollo Loco Holdings, Inc. (a)	11,626	141,256
Ellie Mae, Inc. (a)(b)	18,695	1,535,420
Fiesta Restaurant Group, Inc. (a)(b)	13,747	261,193
Fogo De Chao, Inc. (a)	5,657	70,147
Habit Restaurants, Inc., Class A (a)(b)	10,940	142,767
J Alexander’s Holdings, Inc. (a)	5,966	69,206
Jack in the Box, Inc.	16,185	1,649,575

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	21

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Restaurants (continued)
Nathan’s Famous, Inc. (a)	1,435	$106,118
Noodles & Co. (a)(b)	3,790	16,676
Papa John’s International, Inc.	15,019	1,097,438
Potbelly Corp. (a)(b)	12,723	157,765
Red Robin Gourmet Burgers, Inc. (a)(b)	7,103	475,901
Ruby Tuesday, Inc. (a)(b)	30,437	65,135
Ruth’s Hospitality Group, Inc.	16,626	348,315
Shake Shack, Inc., Class A (a)(b)	12,018	399,358
Sonic Corp.	22,628	575,883
Texas Roadhouse, Inc.	36,653	1,801,128
Wingstop, Inc.	16,281	541,343
Zoe’s Kitchen, Inc. (a)(b)	10,654	134,560

		18,777,960
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	25,369	962,754
CIRCOR International, Inc. (b)	8,958	487,584
Energy Recovery, Inc. (a)(b)	19,705	155,669
ESCO Technologies, Inc.	14,001	839,360
Gorman-Rupp Co.	9,325	303,715
Napco Security Technologies, Inc. (a)	4,663	45,231
Sun Hydraulics Corp.	13,369	721,926
Thermon Group Holdings, Inc. (a)(b)	17,441	313,764
Watts Water Technologies, Inc., Class A	15,256	1,055,715

		4,885,718
Scientific Instruments: Electrical — 0.6%
Allied Motion Technologies, Inc.	3,867	97,990
Atkore International Group, Inc. (a)	17,909	349,404
AZZ, Inc.	14,321	697,433
EnerSys	24,157	1,670,940
Franklin Electric Co., Inc.	25,664	1,151,030
Littelfuse, Inc.	12,327	2,414,613
Preformed Line Products Co.	1,666	112,122

		6,493,532
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	15,082	739,018
FARO Technologies, Inc. (a)(b)	9,828	375,921
Itron, Inc. (a)	18,676	1,446,456
Mesa Laboratories, Inc.	1,677	250,410
Vishay Precision Group, Inc. (a)	5,690	138,836

		2,950,641
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	16,466	139,302
Covanta Holding Corp.	63,186	938,312
Darling Ingredients, Inc. (a)(b)	90,344	1,582,827

Common Stocks	Shares	Value
Scientific Instruments: Pollution Control (continued)
Heritage-Crystal Clean, Inc. (a)	8,381	$182,287
Hudson Technologies, Inc. (a)	21,734	169,742
Team, Inc. (a)	16,122	215,229
U.S. Ecology, Inc.	12,335	663,623

		3,891,322
Securities Brokerage & Services — 0.1%
Gain Capital Holdings, Inc.	21,928	140,120
INTL. FCStone, Inc. (a)	8,828	338,289
Investment Technology Group, Inc.	12,786	283,082
Ladenburg Thalmann Financial Services, Inc.	53,201	153,219
Virtu Financial, Inc., Class A (b)	13,995	226,719

		1,141,429
Semiconductors & Components — 1.9%
Acacia Communications, Inc. (a)(b)	10,054	473,543
Alpha & Omega Semiconductor Ltd. (a)	9,967	164,356
Amkor Technology, Inc. (a)(b)	55,829	588,996
AXT, Inc. (a)(b)	20,147	184,345
CEVA, Inc. (a)(b)	11,655	498,834
Cirrus Logic, Inc. (a)(b)	35,339	1,884,276
Cree, Inc. (a)	53,738	1,514,874
Diodes, Inc. (a)	21,217	635,025
DSP Group, Inc. (a)	11,471	149,123
Emcore Corp. (a)	8,298	68,044
FormFactor, Inc. (a)(b)	40,345	679,813
Inphi Corp. (a)(b)	22,703	901,082
Integrated Device Technology, Inc. (a)(b)	73,372	1,950,228
IXYS Corp. (a)	14,620	346,494
Kopin Corp. (a)(b)	30,444	126,952
Lattice Semiconductor Corp. (a)	67,164	349,924
MACOM Technology Solutions Holdings, Inc. (a)(b)	21,935	978,520
MaxLinear, Inc., Class A (a)	32,452	770,735
Monolithic Power Systems, Inc.	21,888	2,332,166
Pixelworks, Inc. (a)	20,247	95,363
Power Integrations, Inc.	15,614	1,142,945
Rambus, Inc. (a)	61,281	818,101
Semtech Corp. (a)	35,294	1,325,290
Sigma Designs, Inc. (a)	19,869	125,175
Silicon Laboratories, Inc. (a)	22,740	1,816,926
SMART Global Holdings, Inc. (a)	11,802	316,058
Vishay Intertechnology, Inc.	73,329	1,378,585

		21,615,773
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)	18,162	890,120

22	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xcerra Corp. (a)	28,226	$278,026

		1,168,146
Shipping — 0.4%
Eagle Bulk Shipping, Inc. (a)(b)	20,385	92,344
GasLog Ltd.	22,254	388,332
Genco Shipping & Trading Ltd. (a)	4,445	51,518
Gener8 Maritime, Inc. (a)	27,334	123,276
Golar LNG Ltd. (b)	53,420	1,207,826
International Seaways, Inc. (a)	16,322	321,543
Matson, Inc.	23,427	660,173
Navios Maritime Holdings, Inc. (a)	52,574	87,799
Nordic American Tankers Ltd. (b)	54,725	292,232
Safe Bulkers, Inc. (a)(b)	27,353	74,947
Scorpio Tankers, Inc.	124,022	425,396
Ship Finance International Ltd.	32,338	468,901
Teekay Corp. (b)	30,780	274,865
Teekay Tankers Ltd., Class A	73,098	118,419

		4,587,571
Software — 0.5%
Actua Corp. (a)	16,238	248,441
Castlight Health, Inc., Class B (a)	35,418	152,297
Five9, Inc. (a)	28,009	669,415
Gigamon, Inc. (a)	20,412	860,366
Instructure, Inc. (a)	12,146	402,640
MobileIron, Inc. (a)	29,617	109,583
Model N, Inc. (a)(b)	12,122	181,224
Park City Group, Inc. (a)(b)	6,159	74,832
Paycom Software, Inc. (a)(b)	26,897	2,016,199
pdvWireless, Inc. (a)	4,592	136,842
Qualys, Inc. (a)	16,980	879,564
Rubicon Project, Inc. (a)	25,213	98,079

		5,829,482
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A (a)	14,313	140,983
Aaron’s, Inc.	34,307	1,496,814
Abercrombie & Fitch Co., Class A	37,459	540,908
America’s Car-Mart, Inc. (a)(b)	4,147	170,545
American Eagle Outfitters, Inc.	90,243	1,290,475
Asbury Automotive Group, Inc. (a)(b)	10,240	625,664
Ascena Retail Group, Inc. (a)	91,563	224,329
At Home Group, Inc. (a)(b)	2,393	54,656
Barnes & Noble Education, Inc. (a)	21,256	138,377
Barnes & Noble, Inc.	32,919	250,184
Big 5 Sporting Goods Corp.	14,737	112,738
BMC Stock Holdings, Inc. (a)(b)	35,859	765,590
Boot Barn Holdings, Inc. (a)(b)	6,587	58,624
Buckle, Inc.	15,531	261,697
Build-A-Bear Workshop, Inc. (a)	7,020	64,233
Caleres, Inc.	22,933	699,915

Common Stocks	Shares	Value
Specialty Retail (continued)
Carvana Co. (a)(b)	8,493	$124,677
Cato Corp., Class A	13,027	172,347
Chico’s FAS, Inc.	69,647	623,341
Children’s Place, Inc.	9,468	1,118,644
Citi Trends, Inc.	7,462	148,270
Conn’s, Inc. (a)	10,689	300,895
Container Store Group, Inc. (a)(b)	8,931	37,600
DSW, Inc., Class A	35,470	761,896
Express, Inc. (a)	41,592	281,162
Finish Line, Inc., Class A	20,932	251,812
Five Below, Inc. (a)	29,611	1,625,052
Francesca’s Holdings Corp. (a)	19,744	145,316
FTD Cos., Inc. (a)(b)	9,266	120,829
Genesco, Inc. (a)	10,642	283,077
GNC Holdings, Inc., Class A (b)	37,382	330,457
Group 1 Automotive, Inc.	11,161	808,726
Guess?, Inc.	33,215	565,652
Haverty Furniture Cos., Inc.	11,489	300,437
Hibbett Sports, Inc. (a)(b)	11,741	167,309
J. Jill, Inc. (a)	6,812	74,183
Lands’ End, Inc. (a)	7,643	100,888
Lithia Motors, Inc., Class A	12,866	1,547,909
Lumber Liquidators Holdings, Inc. (a)	15,108	588,910
MarineMax, Inc. (a)(b)	14,117	233,636
Monro, Inc.	17,708	992,533
Office Depot, Inc.	281,053	1,275,981
Party City Holdco, Inc. (a)	14,476	196,150
Pier 1 Imports, Inc.	43,923	184,037
Regis Corp. (a)	19,078	272,243
Shoe Carnival, Inc.	6,637	148,536
Shutterfly, Inc. (a)(b)	18,527	898,189
Sonic Automotive, Inc., Class A	14,328	292,291
Sportsman’s Warehouse Holdings, Inc. (a)(b)	17,734	79,980
Stamps.com, Inc. (a)	8,656	1,754,138
Systemax, Inc.	6,483	171,346
Tailored Brands, Inc.	27,118	391,584
Tilly’s, Inc., Class A	5,935	71,161
Vitamin Shoppe, Inc. (a)	12,437	66,538
Zumiez, Inc. (a)	10,532	190,629

		24,594,093
Steel — 0.4%
AK Steel Holding Corp. (a)(b)	172,022	961,603
Allegheny Technologies, Inc.	59,588	1,424,153
Carbonite, Inc. (a)(b)	13,074	287,628
Carpenter Technology Corp.	25,732	1,235,908
Handy & Harman Ltd. (a)(b)	1,692	55,075
Olympic Steel, Inc.	5,086	111,892
Ryerson Holding Corp. (a)	7,824	84,890
Schnitzer Steel Industries, Inc., Class A	14,493	407,978
Shiloh Industries, Inc. (a)	10,800	112,320

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	23

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Steel (continued)
TimkenSteel Corp. (a)	21,853	$360,575

		5,042,022
Technology: Miscellaneous — 0.3%
Apptio Inc., Class A (a)	13,160	243,065
Benchmark Electronics, Inc. (a)	27,802	949,438
CTS Corp.	17,561	423,220
Fabrinet (a)(b)	20,508	760,026
Kimball Electronics, Inc. (a)	14,115	305,590
Plexus Corp. (a)	18,646	1,045,668

		3,727,007
Telecommunications Equipment — 0.5%
Akoustis Technologies, Inc. (a)(b)	3,421	22,305
Applied Optoelectronics, Inc. (a)(b)	9,942	642,949
CalAmp Corp. (a)	19,024	442,308
Clearfield, Inc. (a)(b)	5,134	69,822
Knowles Corp. (a)	47,781	729,616
Oclaro, Inc. (a)(b)	93,349	805,602
Ubiquiti Networks, Inc. (a)(b)	13,036	730,277
Viavi Solutions, Inc. (a)	124,766	1,180,286
Vocera Communications, Inc. (a)(b)	15,065	472,589

		5,095,754
Textile Products — 0.1%
Culp, Inc.	5,631	184,415
Interface, Inc.	33,780	739,782
Unifi, Inc. (a)	9,073	323,271

		1,247,468
Textiles Apparel & Shoes — 0.7%
Columbia Sportswear Co.	15,675	965,267
Crocs, Inc. (a)	41,689	404,383
Deckers Outdoor Corp. (a)(b)	17,116	1,170,906
Delta Apparel, Inc. (a)(b)	3,161	67,993
Fossil Group, Inc. (a)	23,734	221,438
G-III Apparel Group Ltd. (a)(b)	23,814	691,082
Iconix Brand Group, Inc. (a)(b)	27,996	159,297
Oxford Industries, Inc.	9,366	595,116
Perry Ellis International, Inc. (a)	8,481	200,660
Sequential Brands Group, Inc. (a)(b)	20,385	60,951
Steven Madden Ltd. (a)(b)	32,325	1,399,673
Superior Uniform Group, Inc.	3,754	85,967
Vera Bradley, Inc. (a)	10,826	95,377
Weyco Group, Inc.	2,961	84,033
Wolverine World Wide, Inc.	52,988	1,528,704

		7,730,847
Tobacco — 0.2%
Turning Point Brands, Inc. (a)	2,100	35,700
Universal Corp.	14,009	802,715

Common Stocks	Shares	Value
Tobacco (continued)
Vector Group Ltd.	53,123	$1,087,428

		1,925,843
Transportation Miscellaneous — 0.2%
Costamare, Inc.	32,449	200,535
Echo Global Logistics, Inc. (a)	15,727	296,454
Hub Group, Inc., Class A (a)	18,024	774,131
Scorpio Bulkers, Inc. (a)	31,425	221,546
Textainer Group Holdings Ltd. (a)	15,644	268,295
Wesco Aircraft Holdings, Inc. (a)(b)	30,441	286,145

		2,047,106
Truckers — 0.8%
ArcBest Corp.	14,230	475,993
Covenant Transportation Group, Inc., Class A (a)	6,756	195,789
Daseke, Inc. (a)	11,217	146,382
Forward Air Corp.	16,047	918,370
FRP Holdings, Inc. (a)(b)	4,285	193,896
Heartland Express, Inc.	26,091	654,362
Knight-Swift Transportation Holdings, Inc. (a)(b)	68,294	2,837,616
Marten Transport Ltd.	20,666	424,686
Roadrunner Transportation Systems, Inc. (a)	15,900	151,527
Saia, Inc. (a)	14,083	882,300
Schneider National, Inc., Class B	17,456	441,637
Universal Logistics Holdings, Inc.	4,040	82,618
Werner Enterprises, Inc.	25,894	946,426
YRC Worldwide, Inc. (a)	19,784	273,019

		8,624,621
Utilities: Electrical — 1.8%
ALLETE, Inc.	28,182	2,178,187
Atlantic Power Corp. (a)	63,401	155,332
Avista Corp.	35,254	1,825,100
Black Hills Corp.	29,321	2,019,337
El Paso Electric Co.	22,515	1,243,954
Genie Energy Ltd., Class B	7,011	45,922
IDACORP, Inc.	27,547	2,422,208
MGE Energy, Inc.	19,349	1,249,945
NorthWestern Corp.	27,003	1,537,551
NRG Yield, Inc., Class A	21,114	400,533
NRG Yield, Inc., Class C	33,821	652,745
Otter Tail Corp.	21,507	932,328
Pattern Energy Group, Inc.	39,607	954,529
PNM Resources, Inc.	43,651	1,759,135
Portland General Electric Co.	49,181	2,244,621
Spark Energy, Inc., Class A	6,478	97,170
Unitil Corp.	7,455	368,724

		20,087,321

24	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	8,811	$689,461
New Jersey Resources Corp.	46,907	1,977,130
Northwest Natural Gas Co.	15,764	1,015,202
RGC Resources, Inc.	3,707	105,909
South Jersey Industries, Inc.	44,206	1,526,433
Southwest Gas Holdings, Inc.	25,870	2,008,029
Spire, Inc.	25,782	1,924,626
WGL Holdings, Inc.	27,866	2,346,317

		11,593,107
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	21,803	1,331,073
Utilities: Telecommunications — 1.1%
8x8, Inc. (a)	50,002	675,027
ATN International, Inc.	5,774	304,290
Boingo Wireless, Inc. (a)	19,754	422,143
Cincinnati Bell, Inc. (a)	22,806	452,699
Cogent Communications Holdings, Inc.	22,681	1,109,101
Consolidated Communications Holdings, Inc.	35,315	673,810
Frontier Communications Corp. (b)	43,232	509,705
General Communication, Inc., Class A (a)(b)	15,168	618,703
Globalstar, Inc. (a)(b)	265,432	432,654
GTT Communications, Inc. (a)(b)	17,566	555,964
Hawaiian Telcom Holdco, Inc. (a)	3,508	104,609
IDT Corp., Class B	9,486	133,563
Iridium Communications, Inc. (a)(b)	45,651	470,205
j2 Global, Inc.	25,437	1,879,286
Lumos Networks Corp. (a)	11,874	212,782
ORBCOMM, Inc. (a)	39,628	414,905
Shenandoah Telecommunications Co.	26,072	969,878
Spok Holdings, Inc.	10,835	166,317
Straight Path Communications, Inc., Class B (a)	5,356	967,669
Vonage Holdings Corp. (a)(b)	107,713	876,784
West Corp.	24,017	563,679
Windstream Holdings, Inc.	99,955	176,920

		12,690,693
Utilities: Water — 0.3%
American States Water Co.	20,213	995,490
AquaVenture Holdings Ltd. (a)	6,232	84,132
Artesian Resources Corp., Class A	4,305	162,729
California Water Service Group	26,837	1,023,832
Connecticut Water Service, Inc.	5,778	342,635
Consolidated Water Co. Ltd.	6,961	89,101
Global Water Resources, Inc.	3,965	37,350
Middlesex Water Co.	8,322	326,805

Common Stocks	Shares	Value
Utilities: Water (continued)
Pure Cycle Corp. (a)	11,615	$87,112
SJW Corp.	8,801	498,137
York Water Co.	6,629	224,723

		3,872,046
Total Common Stocks — 98.7%		1,125,045,062

Investment Companies — 0.3%
iShares Russell 2000 ETF (c)	22,785	3,376,281

Other Interests — 0.0%	Investment Value (000)
Gerber Scientific, Inc. (a)(d)	$13	129

Rights — 0.0%	Shares
Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19) (a)(d)	39,009	89,331
		Value
Total Long-Term Investments (Cost — $901,749,713) — 99.0%		$1,128,510,803

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(e)(f)	150,905,765	$150,951,037
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97% (c)(e)	11,979,178	11,979,178
Total Short-Term Securities (Cost — $162,930,215) — 14.3%		162,930,215
Total Investments (Cost — $1,064,679,928) — 113.3%		1,291,441,018
Liabilities in Excess of Other Assets — (13.3)%		(151,320,821)

Net Assets — 100.0%		$1,140,120,197

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	25

Schedule of Investments (continued)	Master Small Cap Index Series

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Series were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	150,905,765	[1]	—	150,905,765	$150,951,037	$453,120	[2]	$(627)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	11,979,178	[1]	—	11,979,178	11,979,178	37,643		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	37,279,916	—		(37,279,916)[3]	—	—	52,623		—	—
PennyMac Financial Services, Inc.	3,162	—		—	3,162	56,284	—		—	$3,636
PennyMac Mortgage Investment Trust	22,641	7,920		—	30,561	531,456	22,891		—	23,212
SL Liquidity Series, LLC, Money Market Series	8,714,553	—		(8,714,553)	—	—	480,848	[2]	1,735	(580)
iShares Russell 2000 ETF	—	616,185		(593,400)	22,785	3,376,281	25,316		(173,540)	260,577
Total						$166,894,236	$1,072,441		$(172,432)	$286,845

[1] Represents net shares purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses,

     and other payments to and from borrowers of securities.

[3] Represents net shares sold.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	131	December 2017	$9,778	$277,687

26	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Series’ most recent financial statements as contained in its semi-annual report.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017	27

Schedule of Investments (concluded)	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$1,124,743,416	$301,646	—	$1,125,045,062
Investment Companies	3,376,281	—	—	3,376,281
Other Interests	—	—	$129	129
Rights	—	—	89,331	89,331
Short-Term Securities	162,930,215	—	—	162,930,215

Total	$1,291,049,912	$301,646	$89,460	$1,291,441,018

Derivative Financial Instruments [2]
Assets:
Equity contracts	$277,687	—	—	$277,687

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

28	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 20, 2017